NATIONWIDE VL

SEPARATE

ACCOUNT-C

Annual Report

To

Policyholders

December 31, 2025

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account C:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide VL Separate Account C (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life and Annuity Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life and Annuity Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT S&P 500 Index Portfolio: Class I (CVSPIP)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

INVESCO INVESTMENTS

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Discovery Large Cap Fund: Series I (OVGR)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)1

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

NOMURA INVESTMENT MANAGEMENT

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class I (PIHYB1)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II

(LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class

II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II

(LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

(1)	See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
ALVGIA		995		$29,060		$31,585		$1		$31,586		$-		$31,586
SVOF		20		552		506		-		506		3		503
AMVGR2		2,880		366,498		399,784		1		399,785		-		399,785
BRVHYI		92,862		634,566		653,748		3,660		657,408		-		657,408
MLVLC2		87		1,929		2,130		3		2,133		-		2,133
DCAP		35,936		1,307,054		1,209,965		-		1,209,965		-		1,209,965
DSIF		212,371		15,333,644		18,508,147		9		18,508,156		-		18,508,156
DSRG		103		3,929		6,013		-		6,013		-		6,013
DVSCS		205,152		3,542,740		3,694,780		-		3,694,780		-		3,694,780
CVSPIP		42,438		7,175,342		9,076,108		5		9,076,113		-		9,076,113
FQB		45		475		474		-		474		2		472
FCS		1,083		68,653		64,257		6		64,263		-		64,263
FEIS		950		22,950		27,688		1		27,689		-		27,689
FGOS		10,068		440,094		997,756		3		997,759		-		997,759
FGS		81,813		6,880,919		7,899,819		9		7,899,828		-		7,899,828
FHIS		977		4,866		4,729		3		4,732		-		4,732
FIGBS		47,382		535,119		529,734		2		529,736		-		529,736
FMCS		84		3,153		3,104		1		3,105		-		3,105
FOS		3,307		76,651		90,348		2		90,350		-		90,350
FVSS		116		1,652		1,835		2		1,837		-		1,837
FTVSV2		156,059		1,959,982		2,164,543		-		2,164,543		-		2,164,543
TIF2		111		1,464		1,796		-		1,796		-		1,796
GVMCE		1,706		27,361		27,793		-		27,793		1		27,792
AVIE		62		2,145		2,242		-		2,242		-		2,242
OVAG		76		5,440		5,734		-		5,734		1		5,733
OVGI		37		669		820		-		820		5		815
OVGR		16,240		881,893		1,027,210		2		1,027,212		-		1,027,212
OVGS		12,733		489,806		483,229		-		483,229		1		483,228
JABS		5,281		225,854		314,141		3		314,144		-		314,144
JACAS		815		32,222		42,257		4		42,261		-		42,261
JAGTS		2,877		40,405		68,877		2		68,879		-		68,879
JAIGS		444		17,452		23,566		-		23,566		1		23,565
BNCAI		683		42,716		40,667		-		40,667		-		40,667
LACCA2		6		98		98		-		98		3		95
LACDV2		79,865		650,163		773,092		1		773,093		-		773,093

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
LACI2		63		676		770		-		770		2		768
LACMV2		10,333		198,566		199,938		4		199,942		-		199,942
LACU2		1,609		42,102		50,684		1		50,685		-		50,685
LACV2		5,690		67,957		73,510		3		73,513		-		73,513
LJPMVS		22,971		219,318		207,012		-		207,012		-		207,012
LOVBD		38,913		448,013		412,866		2		412,868		-		412,868
MEGSS		2,198		143,933		133,378		-		133,378		-		133,378
MVBRES		33,779		1,730,558		2,016,598		1		2,016,599		-		2,016,599
MVFSC		29,097		607,203		627,631		-		627,631		-		627,631
MVIVSC		15,045		478,905		543,876		-		543,876		-		543,876
MSEM		1,093		6,860		5,913		1		5,914		-		5,914
MSVMG		65		352		477		-		477		-		477
EIF		28		523		652		-		652		-		652
GBF		11,432		109,960		108,832		5		108,837		-		108,837
GEM		4		65		66		-		66		5		61
GIG		74,780		739,678		1,156,101		1		1,156,102		-		1,156,102
GVIDM		40,866		414,509		440,948		2		440,950		-		440,950
HIBF		2,727		16,313		15,814		-		15,814		-		15,814
MCIF		218,573		4,014,207		4,351,790		1		4,351,791		-		4,351,791
MSBF		226		1,991		2,030		-		2,030		1		2,029
NVAMVX		282		4,261		5,227		2		5,229		-		5,229
NVBX		864,311		8,047,739		7,813,369		1		7,813,370		-		7,813,370
NVCCN1		765		7,724		9,116		5		9,121		-		9,121
NVCMA1		1,586		14,474		21,034		-		21,034		-		21,034
NVCMC1		175		1,830		2,242		2		2,244		-		2,244
NVCMD1		28		298		383		-		383		-		383
NVCRA1		5		51		88		-		88		2		86
NVIX		48,256		543,410		637,946		2		637,948		-		637,948
NVMLG1		6,124		50,881		57,684		-		57,684		-		57,684
NVMMG1		62		519		482		-		482		1		481
NVOLG1		118		2,107		3,506		3		3,509		-		3,509
SAM5		111,741,857		111,741,857		111,741,857		11		111,741,868		-		111,741,868
SCF		41,166		737,254		834,433		-		834,433		-		834,433

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

	$		$		$		$		$		$		$
Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity
SCGF		22		330		396		-		396		3		393
SCVF		759		6,309		7,048		3		7,051		-		7,051
TRF		14,774		228,670		362,408		-		362,408		4		362,404
AMCG		12		405		360		-		360		3		357
AMSRS		29,359		812,786		1,255,408		5		1,255,413		-		1,255,413
WRMCG		24,402		216,413		188,385		-		188,385		-		188,385
PMVAAA		1,218		11,972		11,671		-		11,671		3		11,668
PMVHYA		10,825		77,862		80,215		1		80,216		-		80,216
PMVLDA		68,700		704,867		671,882		1		671,883		-		671,883
PMVRRA		18,263		216,566		219,344		1		219,345		-		219,345
PMVTRA		261,933		2,724,633		2,475,268		1		2,475,269		-		2,475,269
ROCMC		2,730		26,626		25,961		-		25,961		-		25,961
TRBCGP		5,150		258,431		336,426		3		336,429		-		336,429
TREI2		9,327		244,642		267,299		1		267,300		-		267,300
TRLT1		1,619,344		7,567,444		7,691,883		-		7,691,883		2		7,691,881
TRMCG2		15,212		409,607		360,380		3		360,383		-		360,383
TRNAG1		100		3,568		3,959		-		3,959		2		3,957
VWEM		33,747		412,813		399,226		-		399,226		-		399,226
VWHA		39		709		1,312		-		1,312		4		1,308
PIHYB1		884		7,737		7,677		-		7,677		-		7,677

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIA	ALVIVA	SVOF	AMVGR2	AMVI2	BRVHYI	MLVLC2	DCAP
Reinvested dividends	$334	2,584	-	422	50	44,724	7	4,182
Mortality and expense risk charges (note 3)	(30)	(235)	-	(412)	(146)	(668)	(3)	(1,144)

Net investment income (loss)	304	2,349	-	10	(96)	44,056	4	3,038

Realized gain (loss) on investments	(25)	91,182	(41)	143,717	32,766	1,437	(129)	(2,618)
Change in unrealized gain (loss) on investments	268	822	25	(138,305)	219	11,145	255	(59,693)

Net gain (loss) on investments	243	92,004	(16)	5,412	32,985	12,582	126	(62,311)

Reinvested capital gains	2,431	-	52	21,540	-	1,416	244	169,200

Net increase (decrease) in contract owners’ equity resulting from operations	$2,978	94,353	36	26,962	32,889	58,054	374	109,927

Investment Activity*:	DSIF	DSRG	DVSCS	CVSPIP	FQB	FCS	FEIS	FGOS
Reinvested dividends	$162,580	15	62,792	95,789	16	30	448	-
Mortality and expense risk charges (note 3)	(15,135)	(6)	(4,403)	(8,494)	-	(652)	(27)	(888)

Net investment income (loss)	147,445	9	58,389	87,295	16	(622)	421	(888)

Realized gain (loss) on investments	1,064,018	966	(349,030)	143,247	(10)	216,522	2,704	10,269
Change in unrealized gain (loss) on investments	369,519	(556)	9,304	354,405	27	(103,981)	342	156,193

Net gain (loss) on investments	1,433,537	410	(339,726)	497,652	17	112,541	3,046	166,462

Reinvested capital gains	822,378	476	477,997	802,886	-	35,614	1,474	12,904

Net increase (decrease) in contract owners’ equity resulting from operations	$2,403,360	895	196,660	1,387,833	33	147,533	4,941	178,478

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FGS	FHIS	FIGBS	FMCS	FOS	FVSS	FTVSV2	TIF2
Reinvested dividends	$15,311	295	16,918	11	1,347	16	23,771	39
Mortality and expense risk charges (note 3)	(7,335)	(4)	(479)	(143)	(86)	(1)	(2,144)	(1)

Net investment income (loss)	7,976	291	16,439	(132)	1,261	15	21,627	38

Realized gain (loss) on investments	79,505	(156)	(13,448)	(146)	477	73	80,550	57
Change in unrealized gain (loss) on investments	(42,250)	346	29,823	2,935	5,721	(28)	(129,468)	229

Net gain (loss) on investments	37,255	190	16,375	2,789	6,198	45	(48,918)	286

Reinvested capital gains	973,538	-	-	10,027	7,834	73	185,390	110

Net increase (decrease) in contract owners’ equity resulting from operations	$1,018,769	481	32,814	12,684	15,293	133	158,099	434

Investment Activity*:	GVMCE	AVIE	OVAG	OVGI	OVGR	OVGS	JABS	JACAS
Reinvested dividends	$320	31	-	4	-	-	5,067	100
Mortality and expense risk charges (note 3)	(28)	(3)	(6)	(1)	(953)	(486)	(296)	(39)

Net investment income (loss)	292	28	(6)	3	(953)	(486)	4,771	61

Realized gain (loss) on investments	478	(45)	138	(106)	(757)	40,990	7,091	1,151
Change in unrealized gain (loss) on investments	(1,037)	232	(272)	178	504	(67,428)	19,967	137

Net gain (loss) on investments	(559)	187	(134)	72	(253)	(26,438)	27,058	1,288

Reinvested capital gains	2,900	139	484	49	117,207	68,957	9,078	5,140

Net increase (decrease) in contract owners’ equity resulting from operations	$2,633	354	344	124	116,001	42,033	40,907	6,489

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	JAGTS	JAIGS	LZREMS	BNCAI	LACCA2	LACDV2	LACI2	LACMV2
Reinvested dividends	$-	291	1,451	-	-	12,219	9	3,744
Mortality and expense risk charges (note 3)	(66)	(22)	(33)	(43)	-	(704)	(1)	(195)

Net investment income (loss)	(66)	269	1,418	(43)	-	11,515	8	3,549

Realized gain (loss) on investments	17,608	1,497	8,855	50	7	710	13	390
Change in unrealized gain (loss) on investments	(9,113)	3,864	924	(9,711)	(14)	87,343	98	(3,386)

Net gain (loss) on investments	8,495	5,361	9,779	(9,661)	(7)	88,053	111	(2,996)

Reinvested capital gains	5,936	-	-	5,076	16	-	-	16,057

Net increase (decrease) in contract owners’ equity resulting from operations	$14,365	5,630	11,197	(4,628)	9	99,568	119	16,610

Investment Activity*:	LACU2	LACV2	LJPMVS	LOVBD	MEGSS	MVBRES	MVFSC	MVIVSC
Reinvested dividends	$-	1,133	2,312	23,995	-	14,379	7,111	5,011
Mortality and expense risk charges (note 3)	(47)	(72)	(215)	(402)	(121)	(1,876)	(610)	(532)

Net investment income (loss)	(47)	1,061	2,097	23,593	(121)	12,503	6,501	4,479

Realized gain (loss) on investments	599	1,448	698	(390)	(2,201)	19,251	(12,907)	32,980
Change in unrealized gain (loss) on investments	1,198	2,974	(18,065)	8,649	(6,132)	(95,014)	30,639	95,179

Net gain (loss) on investments	1,797	4,422	(17,367)	8,259	(8,333)	(75,763)	17,732	128,159

Reinvested capital gains	4,011	5,462	20,800	-	22,369	340,366	39,290	21,433

Net increase (decrease) in contract owners’ equity resulting from operations	$5,761	10,945	5,530	31,852	13,915	277,106	63,523	154,071

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MSEM	MSVMG	EIF	GBF	GEM	GIG	GVIDM	HIBF
Reinvested dividends	$825	2	10	4,817	-	10,126	-	1,170
Mortality and expense risk charges (note 3)	(7)	-	-	(221)	-	(1,013)	(411)	(48)

Net investment income (loss)	818	2	10	4,596	-	9,113	(411)	1,122

Realized gain (loss) on investments	(901)	(351)	76	6,760	(7)	14,018	(1,092)	1,850
Change in unrealized gain (loss) on investments	943	422	18	3,764	25	265,510	56,900	(267)

Net gain (loss) on investments	42	71	94	10,524	18	279,528	55,808	1,583

Reinvested capital gains	-	-	25	-	-	42,938	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$860	73	129	15,120	18	331,579	55,397	2,705

Investment Activity*:	MCIF	MSBF	NVAMVX	NVBX	NVCCN1	NVCMA1	NVCMC1	NVCMD1
Reinvested dividends	$56,048	67	53	467,613	-	-	-	-
Mortality and expense risk charges (note 3)	(6,044)	(3)	(5)	(7,101)	(10)	(21)	(3)	-

Net investment income (loss)	50,004	64	48	460,512	(10)	(21)	(3)	-

Realized gain (loss) on investments	(704,523)	3	705	(254,771)	305	1,723	92	14
Change in unrealized gain (loss) on investments	690,133	86	(374)	256,072	496	1,149	128	28

Net gain (loss) on investments	(14,390)	89	331	1,301	801	2,872	220	42

Reinvested capital gains	325,289	-	558	-	-	359	28	8

Net increase (decrease) in contract owners’ equity resulting from operations	$360,903	153	937	461,813	791	3,210	245	50

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVCRA1	NVIX	NVMLG1	NVMMG1	NVOLG1	SAM5	SCF	SCGF
Reinvested dividends	$-	24,054	2,030	-	31	4,313,565	7,522	-
Mortality and expense risk charges (note 3)	-	(596)	(56)	-	(4)	(111,250)	(801)	-

Net investment income (loss)	-	23,458	1,974	-	27	4,202,315	6,721	-

Realized gain (loss) on investments	12	8,697	(2,759)	(89)	559	-	(30,768)	1
Change in unrealized gain (loss) on investments	2	124,851	1,185	118	(35)	-	42,580	35

Net gain (loss) on investments	14	133,548	(1,574)	29	524	-	11,812	36

Reinvested capital gains	-	-	7,014	5	-	99	53,166	24

Net increase (decrease) in contract owners’ equity resulting from operations	$14	157,006	7,414	34	551	4,202,414	71,699	60

Investment Activity*:	SCVF	TRF	AMCG	AMSRS	WRMCG	PMVAAA	PMVHYA	PMVLDA
Reinvested dividends	$88	3,106	-	-	-	537	7,596	26,047
Mortality and expense risk charges (note 3)	(8)	(337)	-	(1,164)	(203)	(12)	(121)	(702)

Net investment income (loss)	80	2,769	-	(1,164)	(203)	525	7,475	25,345

Realized gain (loss) on investments	(1,212)	1,600	(42)	3,236	(42,443)	(86)	5,985	(1,647)
Change in unrealized gain (loss) on investments	784	20,377	23	78,134	(1,789)	1,132	(2,832)	11,144

Net gain (loss) on investments	(428)	21,977	(19)	81,370	(44,232)	1,046	3,153	9,497

Reinvested capital gains	490	26,388	48	70,686	45,931	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$142	51,134	29	150,892	1,496	1,571	10,628	34,842

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$		$		$		$
Investment Activity*:	PMVRRA		PMVTRA		ROCMC		TRBCGP		TREI2		TRLT1		TRMCG2		TRNAG1
Reinvested dividends		$7,470		101,608		-		-		3,629		307,185		-		-
Mortality and expense risk charges (note 3)		(226)		(2,531)		(91)		(316)		(331)		(7,165)		(354)		(4)

Net investment income (loss)		7,244		99,077		(91)		(316)		3,298		300,020		(354)		(4)

Realized gain (loss) on investments		(16,160)		(63,487)		7,243		23,237		119		(848)		(1,765)		633
Change in unrealized gain (loss) on investments		26,924		173,606		(1,914)		3,620		4,241		91,771		(36,266)		(445)

Net gain (loss) on investments		10,764		110,119		5,329		26,857		4,360		90,923		(38,031)		188

Reinvested capital gains		-		-		3,853		28,053		25,590		-		49,718		435

Net increase (decrease) in contract owners’ equity resulting from operations		$18,008		209,196		9,091		54,594		33,248		390,943		11,333		619

	$		$		$		$
Investment Activity*:	VWEM		VWHA		PIHYB1		VRVDRI
Reinvested dividends		$2,607		29		480		444
Mortality and expense risk charges (note 3)		(359)		(1)		(8)		(45)

Net investment income (loss)		2,248		28		472		399

Realized gain (loss) on investments		430		181		(25)		(5,123)
Change in unrealized gain (loss) on investments		90,708		170		187		5,554

Net gain (loss) on investments		91,138		351		162		431

Reinvested capital gains		-		-		-		294

Net increase (decrease) in contract owners’ equity resulting from operations		$93,386		379		634		1,124

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVGIA				ALVIVA				SVOF				AMVGR2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$304		384		2,349		7,889		-		(1)		10		1,736
Realized gain (loss) on investments		(25)		(27)		91,182		31,249		(41)		(11)		143,717		26,856
Change in unrealized gain (loss) on investments		268		1,996		822		(24,624)		25		36		(138,305)		170,721
Reinvested capital gains		2,431		982		-		-		52		64		21,540		21,339

Net increase (decrease) in contract owners’ equity resulting from operations		2,978		3,335		94,353		14,514		36		88		26,962		220,652

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		-		(497)		-		-		-		2,425		300
Transfers between subaccounts, net		-		-		(31,025)		4,132		-		-		(310,745)		(368,694)
Surrenders (notes 2, 3, 4, 5 and 6)		(327)		(328)		(363,800)		(2,695)		(182)		(44)		(5,313)		(22,754)
Adjustments to maintain reserves		(1)		1		(3)		2		(1)		(1)		(7)		7

Net equity transactions		(328)		(327)		(395,325)		1,439		(183)		(45)		(313,640)		(391,141)

Net change in contract owners’ equity		2,650		3,008		(300,972)		15,953		(147)		43		(286,678)		(170,489)

Contract owners’ equity at beginning of period		28,936		25,928		300,972		285,019		650		607		686,463		856,952

Contract owners’ equity at end of period		$31,586		28,936		-		300,972		503		650		399,785		686,463

CHANGE IN UNITS**:
Beginning units		410		415		26,357		26,198		10		10		9,042		14,843
Units purchased		-		-		-		393		-		-		-		-
Units surrendered		(4)		(5)		(26,357)		(234)		(3)		-		(4,658)		(5,801)

Ending units		406		410		-		26,357		7		10		4,384		9,042

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVI2				BRVHYI				MLVLC2				DCAP
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(96)		2,196		44,056		28,255		4		11		3,038		3,489
Realized gain (loss) on investments		32,766		20,171		1,437		21		(129)		(71)		(2,618)		(1,296)
Change in unrealized gain (loss) on investments		219		(16,334)		11,145		8,037		255		350		(59,693)		47,192
Reinvested capital gains		-		-		1,416		-		244		265		169,200		76,374

Net increase (decrease) in contract owners’ equity resulting from operations		32,889		6,033		58,054		36,313		374		555		109,927		125,759

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		(236)		-		-		-		-		-		7		-
Transfers between subaccounts, net		2,788		1,605		(42,199)		605,711		-		-		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(230,010)		(1,778)		(2,429)		(1,704)		(890)		(202)		(11,039)		(8,307)
Adjustments to maintain reserves		1		-		160		3,502		-		(1)		(7)		4

Net equity transactions		(227,457)		(173)		(44,468)		607,509		(890)		(203)		(11,039)		(8,303)

Net change in contract owners’ equity		(194,568)		5,860		13,586		643,822		(516)		352		98,888		117,456

Contract owners’ equity at beginning of period		194,568		188,708		643,822		-		2,649		2,297		1,111,077		993,621

Contract owners’ equity at end of period		$-		194,568		657,408		643,822		2,133		2,649		1,209,965		1,111,077

CHANGE IN UNITS**:
Beginning units		12,142		12,136		41,071		-		42		46		18,217		18,359
Units purchased		189		113		36		41,183		-		-		-		-
Units surrendered		(12,331)		(107)		(2,659)		(112)		(13)		(4)		(176)		(142)

Ending units		-		12,142		38,448		41,071		29		42		18,041		18,217

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSIF				DSRG				DVSCS				CVSPIP
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$147,445		156,377		9		33		58,389		35,529		87,295		86,927
Realized gain (loss) on investments		1,064,018		2,064,085		966		150		(349,030)		161,917		143,247		59,278
Change in unrealized gain (loss) on investments		369,519		(18,472)		(556)		1,377		9,304		115,293		354,405		856,216
Reinvested capital gains		822,378		1,074,257		476		48		477,997		78,570		802,886		422,941

Net increase (decrease) in contract owners’ equity resulting from operations		2,403,360		3,276,247		895		1,608		196,660		391,309		1,387,833		1,425,362

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		24,236		29,498		-		-		4,648		9,167		34		-
Transfers between subaccounts, net		3,229,113		(4,007,945)		-		-		(1,425,128)		1,393,066		(213,959)		2,624,749
Surrenders (notes 2, 3, 4, 5 and 6)		(1,296,269)		(768,652)		(2,608)		(597)		(99,771)		(130,019)		(214,121)		(209,852)
Adjustments to maintain reserves		(58)		55		9		(6)		(11)		13		(21)		25

Net equity transactions		1,957,022		(4,747,044)		(2,599)		(603)		(1,520,262)		1,272,227		(428,067)		2,414,922

Net change in contract owners’ equity		4,360,382		(1,470,797)		(1,704)		1,005		(1,323,602)		1,663,536		959,766		3,840,284

Contract owners’ equity at beginning of period		14,147,774		15,618,571		7,717		6,712		5,018,382		3,354,846		8,116,347		4,276,063

Contract owners’ equity at end of period		$18,508,156		14,147,774		6,013		7,717		3,694,780		5,018,382		9,076,113		8,116,347

CHANGE IN UNITS**:
Beginning units		211,291		290,489		157		170		78,485		56,587		223,302		146,479
Units purchased		56,139		32		-		-		114		29,317		69		83,096
Units surrendered		(32,013)		(79,230)		(52)		(13)		(23,697)		(7,419)		(10,648)		(6,273)

Ending units		235,417		211,291		105		157		54,902		78,485		212,723		223,302

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FQB				FCS				FEIS				FGOS
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$16		19		(622)		(66)		421		544		(888)		(737)
Realized gain (loss) on investments		(10)		(4)		216,522		92,168		2,704		512		10,269		5,150
Change in unrealized gain (loss) on investments		27		9		(103,981)		31,852		342		1,753		156,193		228,538
Reinvested capital gains		-		-		35,614		99,417		1,474		2,001		12,904		-

Net increase (decrease) in contract owners’ equity resulting from operations		33		24		147,533		223,371		4,941		4,810		178,478		232,951

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		-		831		-		-		-		14		-
Transfers between subaccounts, net		-		-		71,110		(5,050)		-		-		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(218)		(55)		(1,034,414)		(9,483)		(11,909)		(2,820)		(13,064)		(6,863)
Adjustments to maintain reserves		-		1		3		3		(2)		1		(6)		6

Net equity transactions		(218)		(54)		(962,470)		(14,530)		(11,911)		(2,819)		(13,056)		(6,857)

Net change in contract owners’ equity		(185)		(30)		(814,937)		208,841		(6,970)		1,991		165,422		226,094

Contract owners’ equity at beginning of period		657		687		879,200		670,359		34,659		32,668		832,337		606,243

Contract owners’ equity at end of period		$472		657		64,263		879,200		27,689		34,659		997,759		832,337

CHANGE IN UNITS**:
Beginning units		24		26		8,530		8,682		636		691		9,262		9,352
Units purchased		-		-		616		-		-		-		-		-
Units surrendered		(8)		(2)		(8,632)		(152)		(208)		(55)		(138)		(90)

Ending units		16		24		514		8,530		428		636		9,124		9,262

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FGS				FHIS				FIGBS				FMCS
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$7,976		(6,824)		291		354		16,439		15,151		(132)		762
Realized gain (loss) on investments		79,505		211,153		(156)		(83)		(13,448)		(5,926)		(146)		19,019
Change in unrealized gain (loss) on investments		(42,250)		39,512		346		253		29,823		(15,976)		2,935		(15,640)
Reinvested capital gains		973,538		1,494,116		-		-		-		-		10,027		26,278

Net increase (decrease) in contract owners’ equity resulting from operations		1,018,769		1,737,957		481		524		32,814		(6,751)		12,684		30,419

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		41		-		-		-		48,194		-		110		-
Transfers between subaccounts, net		-		-		-		-		12,451		389,702		(14,581)		1,148
Surrenders (notes 2, 3, 4, 5 and 6)		(214,471)		(498,144)		(2,133)		(518)		(67,650)		(5,230)		(203,209)		(2,060)
Adjustments to maintain reserves		(28)		27		(1)		-		-		(1)		(1)		1

Net equity transactions		(214,458)		(498,117)		(2,134)		(518)		(7,005)		384,471		(217,681)		(911)

Net change in contract owners’ equity		804,311		1,239,840		(1,653)		6		25,809		377,720		(204,997)		29,508

Contract owners’ equity at beginning of period		7,095,517		5,855,677		6,385		6,379		503,927		126,207		208,102		178,594

Contract owners’ equity at end of period		$7,899,828		7,095,517		4,732		6,385		529,736		503,927		3,105		208,102

CHANGE IN UNITS**:
Beginning units		86,088		92,455		239		259		27,453		6,980		3,490		3,511
Units purchased		96		-		-		-		3,082		20,760		-		15
Units surrendered		(2,595)		(6,367)		(78)		(20)		(3,572)		(287)		(3,443)		(36)

Ending units		83,589		86,088		161		239		26,963		27,453		47		3,490

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FOS				FVSS				FTVSV2				TIF2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$1,261		1,191		15		21		21,627		19,208		38		51
Realized gain (loss) on investments		477		232		73		35		80,550		6,522		57		18
Change in unrealized gain (loss) on investments		5,721		(1,445)		(28)		(190)		(129,468)		156,968		229		(88)
Reinvested capital gains		7,834		3,623		73		358		185,390		53,015		110		-

Net increase (decrease) in contract owners’ equity resulting from operations		15,293		3,601		133		224		158,099		235,713		434		(19)

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		-		-		-		481		-		6		-
Transfers between subaccounts, net		-		-		-		-		(62,928)		(25,013)		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(1,461)		(960)		(831)		(211)		(158,095)		(207,779)		(709)		(183)
Adjustments to maintain reserves		(2)		-		1		2		(14)		6		(4)		1

Net equity transactions		(1,463)		(960)		(830)		(209)		(220,556)		(232,786)		(707)		(182)

Net change in contract owners’ equity		13,830		2,641		(697)		15		(62,457)		2,927		(273)		(201)

Contract owners’ equity at beginning of period		76,520		73,879		2,534		2,519		2,227,000		2,224,073		2,069		2,270

Contract owners’ equity at end of period		$90,350		76,520		1,837		2,534		2,164,543		2,227,000		1,796		2,069

CHANGE IN UNITS**:
Beginning units		2,400		2,430		39		43		46,044		51,315		71		77
Units purchased		-		-		-		-		-		36		-		-
Units surrendered		(41)		(30)		(13)		(4)		(4,431)		(5,307)		(23)		(6)

Ending units		2,359		2,400		26		39		41,613		46,044		48		71

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVMCE				AVIE				OVAG				OVGI
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$292		338		28		50		(6)		(8)		3		(1)
Realized gain (loss) on investments		478		131		(45)		(10)		138		(58)		(106)		(24)
Change in unrealized gain (loss) on investments		(1,037)		1,707		232		(34)		(272)		1,719		178		134
Reinvested capital gains		2,900		2,151		139		16		484		-		49		100

Net increase (decrease) in contract owners’ equity resulting from operations		2,633		4,327		354		22		344		1,653		124		209

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		-		-		-		-		-		-		-
Transfers between subaccounts, net		-		-		-		-		-		-		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(12,656)		(3,058)		(982)		(249)		(2,763)		(625)		(355)		(82)
Adjustments to maintain reserves		(1)		1		6		(1)		9		(5)		-		-

Net equity transactions		(12,657)		(3,057)		(976)		(250)		(2,754)		(630)		(355)		(82)

Net change in contract owners’ equity		(10,024)		1,270		(622)		(228)		(2,410)		1,023		(231)		127

Contract owners’ equity at beginning of period		37,816		36,546		2,864		3,092		8,143		7,120		1,046		919

Contract owners’ equity at end of period		$27,792		37,816		2,242		2,864		5,733		8,143		815		1,046

CHANGE IN UNITS**:
Beginning units		473		513		79		85		142		154		17		19
Units purchased		-		-		-		-		-		-		-		-
Units surrendered		(155)		(40)		(26)		(6)		(47)		(12)		(5)		(2)

Ending units		318		473		53		79		95		142		12		17

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVGR				OVGS				JABS				JACAS
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(953)		(980)		(486)		(606)		4,771		4,711		61		(34)
Realized gain (loss) on investments		(757)		26,242		40,990		(67,183)		7,091		2,010		1,151		252
Change in unrealized gain (loss) on investments		504		271,781		(67,428)		114,565		19,967		32,298		137		6,357
Reinvested capital gains		117,207		-		68,957		38,828		9,078		-		5,140		2,346

Net increase (decrease) in contract owners’ equity resulting from operations		116,001		297,043		42,033		85,604		40,907		39,019		6,489		8,921

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		9		-		4,848		140		-		-		-		-
Transfers between subaccounts, net		-		-		(227,711)		15,180		-		-		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(12,522)		(299,188)		(12,416)		(19,773)		(21,335)		(6,947)		(4,293)		(1,200)
Adjustments to maintain reserves		(4)		6		-		-		-		4		1		2

Net equity transactions		(12,517)		(299,182)		(235,279)		(4,453)		(21,335)		(6,943)		(4,292)		(1,198)

Net change in contract owners’ equity		103,484		(2,139)		(193,246)		81,151		19,572		32,076		2,197		7,723

Contract owners’ equity at beginning of period		923,728		925,867		676,474		595,323		294,572		262,496		40,064		32,341

Contract owners’ equity at end of period		$1,027,212		923,728		483,228		676,474		314,144		294,572		42,261		40,064

CHANGE IN UNITS**:
Beginning units		12,252		16,459		12,044		12,289		4,883		5,005		539		557
Units purchased		106		-		-		1,714		-		-		-		-
Units surrendered		(267)		(4,207)		(4,576)		(1,959)		(344)		(122)		(56)		(18)

Ending units		12,091		12,252		7,468		12,044		4,539		4,883		483		539

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAGTS				JAIGS				LZREMS				BNCAI
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(66)		(79)		269		61		1,418		1,591		(43)		59
Realized gain (loss) on investments		17,608		3,723		1,497		302,164		8,855		5,993		50		88
Change in unrealized gain (loss) on investments		(9,113)		17,033		3,864		(221,133)		924		(4,334)		(9,711)		1,977
Reinvested capital gains		5,936		-		-		-		-		-		5,076		207

Net increase (decrease) in contract owners’ equity resulting from operations		14,365		20,677		5,630		81,092		11,197		3,250		(4,628)		2,331

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		-		8		-		(26)		-		9		-
Transfers between subaccounts, net		-		-		-		(1,107,735)		(27,957)		4,438		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(27,612)		(6,260)		(9,345)		(3,696)		(31,262)		(421)		(476)		(527)
Adjustments to maintain reserves		-		1		(8)		1		(2)		(1)		(6)		5

Net equity transactions		(27,612)		(6,259)		(9,345)		(1,111,430)		(59,247)		4,016		(473)		(522)

Net change in contract owners’ equity		(13,247)		14,418		(3,715)		(1,030,338)		(48,050)		7,266		(5,101)		1,809

Contract owners’ equity at beginning of period		82,126		67,708		27,280		1,057,618		48,050		40,784		45,768		43,959

Contract owners’ equity at end of period		$68,879		82,126		23,565		27,280		-		48,050		40,667		45,768

CHANGE IN UNITS**:
Beginning units		1,589		1,724		1,092		44,643		3,290		2,997		506		512
Units purchased		-		-		-		57		-		322		-		-
Units surrendered		(520)		(135)		(358)		(43,608)		(3,290)		(29)		(6)		(6)

Ending units		1,069		1,589		734		1,092		-		3,290		500		506

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACCA2				LACDV2				LACI2				LACMV2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		11,515		6,033		8		7		3,549		3,853
Realized gain (loss) on investments		7		-		710		181		13		2		390		286
Change in unrealized gain (loss) on investments		(14)		15		87,343		35,586		98		(4)		(3,386)		4,758
Reinvested capital gains		16		4		-		-		-		-		16,057		3,480

Net increase (decrease) in contract owners’ equity resulting from operations		9		19		99,568		41,800		119		5		16,610		12,377

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		2		6		-		-		1		-		-
Transfers between subaccounts, net		-		121		-		643,181		-		1,008		-		183,545
Surrenders (notes 2, 3, 4, 5 and 6)		(46)		(7)		(7,913)		(3,550)		(311)		(52)		(7,445)		(5,149)
Adjustments to maintain reserves		(1)		(2)		(4)		5		1		(3)		1		3

Net equity transactions		(47)		114		(7,911)		639,636		(310)		954		(7,444)		178,399

Net change in contract owners’ equity		(38)		133		91,657		681,436		(191)		959		9,166		190,776

Contract owners’ equity at beginning of period		133		-		681,436		-		959		-		190,776		-

Contract owners’ equity at end of period		$95		133		773,093		681,436		768		959		199,942		190,776

CHANGE IN UNITS**:
Beginning units		12		-		63,979		-		96		-		17,870		-
Units purchased		-		12		-		64,318		-		101		-		18,354
Units surrendered		(4)		-		(721)		(339)		(30)		(5)		(670)		(484)

Ending units		8		12		63,258		63,979		66		96		17,200		17,870

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACU2				LACV2				LJPMVS				LOVBD
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(47)		(31)		1,061		1,774		2,097		2,984		23,593		21,711
Realized gain (loss) on investments		599		68		1,448		6,834		698		37,347		(390)		(572)
Change in unrealized gain (loss) on investments		1,198		7,384		2,974		2,579		(18,065)		(30,842)		8,649		4,001
Reinvested capital gains		4,011		536		5,462		765		20,800		41,164		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,761		7,957		10,945		11,952		5,530		50,653		31,852		25,140

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		-		-		-		509		140		-		-
Transfers between subaccounts, net		-		41,531		-		326,222		(63,703)		(210,412)		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(3,779)		(785)		(21,629)		(253,978)		(7,895)		(10,654)		(15,356)		(16,043)
Adjustments to maintain reserves		(1)		1		-		1		(4)		2		1		2

Net equity transactions		(3,780)		40,747		(21,629)		72,245		(71,093)		(220,924)		(15,355)		(16,041)

Net change in contract owners’ equity		1,981		48,704		(10,684)		84,197		(65,563)		(170,271)		16,497		9,099

Contract owners’ equity at beginning of period		48,704		-		84,197		-		272,575		442,846		396,371		387,272

Contract owners’ equity at end of period		$50,685		48,704		73,513		84,197		207,012		272,575		412,868		396,371

CHANGE IN UNITS**:
Beginning units		4,081		-		7,902		-		21,465		39,816		27,475		28,619
Units purchased		-		4,153		745		32,622		4,561		1,162		-		-
Units surrendered		(313)		(72)		(2,694)		(24,720)		(10,442)		(19,513)		(1,030)		(1,144)

Ending units		3,768		4,081		5,953		7,902		15,584		21,465		26,445		27,475

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MEGSS				MV2RIS				MVBRES				MVFSC
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(121)		(9)		-		1,983		12,503		11,763		6,501		14,478
Realized gain (loss) on investments		(2,201)		-		-		17,476		19,251		19,301		(12,907)		90,151
Change in unrealized gain (loss) on investments		(6,132)		(4,424)		-		(8,709)		(95,014)		221,269		30,639		(66,074)
Reinvested capital gains		22,369		-		-		-		340,366		120,410		39,290		82,263

Net increase (decrease) in contract owners’ equity resulting from operations		13,915		(4,433)		-		10,750		277,106		372,743		63,523		120,818

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		14,171		-		180		-		15		-		13,259		184
Transfers between subaccounts, net		(135)		128,590		-		(155,839)		-		-		(183,539)		(377,258)
Surrenders (notes 2, 3, 4, 5 and 6)		(18,730)		-		(182)		(6,013)		(71,315)		(70,290)		(23,053)		(29,093)
Adjustments to maintain reserves		-		-		2		(3)		(11)		7		(9)		3

Net equity transactions		(4,694)		128,590		-		(161,855)		(71,311)		(70,283)		(193,342)		(406,164)

Net change in contract owners’ equity		9,221		124,157		-		(151,105)		205,795		302,460		(129,819)		(285,346)

Contract owners’ equity at beginning of period		124,157		-		-		151,105		1,810,804		1,508,344		757,450		1,042,796

Contract owners’ equity at end of period		$133,378		124,157		-		-		2,016,599		1,810,804		627,631		757,450

CHANGE IN UNITS**:
Beginning units		8,947		-		-		10,311		53,234		55,451		22,251		34,078
Units purchased		805		8,947		-		-		-		-		325		439
Units surrendered		(1,155)		-		-		(10,311)		(1,995)		(2,217)		(6,209)		(12,266)

Ending units		8,597		8,947		-		-		51,239		53,234		16,367		22,251

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MVIVSC				MSEM				MSVMG				EIF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$4,479		6,709		818		766		2		-		10		13
Realized gain (loss) on investments		32,980		11,964		(901)		(232)		(351)		(43)		76		19
Change in unrealized gain (loss) on investments		95,179		(8,610)		943		263		422		232		18		12
Reinvested capital gains		21,433		28,768		-		-		-		-		25		32

Net increase (decrease) in contract owners’ equity resulting from operations		154,071		38,831		860		797		73		189		129		76

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		1,060		(15)		-		-		-		-		-		-
Transfers between subaccounts, net		(331,245)		75,487		-		-		-		-		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(6,839)		(20,600)		(2,580)		(618)		(232)		(40)		(279)		(67)
Adjustments to maintain reserves		(6)		1		1		-		6		(2)		3		-

Net equity transactions		(337,030)		54,873		(2,579)		(618)		(226)		(42)		(276)		(67)

Net change in contract owners’ equity		(182,959)		93,704		(1,719)		179		(153)		147		(147)		9

Contract owners’ equity at beginning of period		726,835		633,131		7,633		7,454		630		483		799		790

Contract owners’ equity at end of period		$543,876		726,835		5,914		7,633		477		630		652		799

CHANGE IN UNITS**:
Beginning units		17,384		16,181		135		146		11		12		18		20
Units purchased		-		1,691		-		-		-		-		-		-
Units surrendered		(7,591)		(488)		(44)		(11)		(3)		(1)		(6)		(2)

Ending units		9,793		17,384		91		135		8		11		12		18

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	GBF		GEM		GIG		GVIDM
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$4,596	7,339	-	1	9,113	21,096	(411)	(384)
Realized gain (loss) on investments	6,760	(1,874)	(7)	(2)	14,018	8,705	(1,092)	(1,577)
Change in unrealized gain (loss) on investments	3,764	(3,283)	25	5	265,510	60,177	56,900	34,018
Reinvested capital gains	-	-	-	-	42,938	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,120	2,182	18	4	331,579	89,978	55,397	32,057

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1	25	-	-	7	-	-	-
Transfers between subaccounts, net	79,016	(724)	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(209,168)	(3,780)	(23)	(6)	(38,706)	(35,413)	(4,016)	(3,977)
Adjustments to maintain reserves	1	2	(1)	1	(5)	2	1	2

Net equity transactions	(130,150)	(4,477)	(24)	(5)	(38,704)	(35,411)	(4,015)	(3,975)

Net change in contract owners’ equity	(115,030)	(2,295)	(6)	(1)	292,875	54,567	51,382	28,082

Contract owners’ equity at beginning of period	223,867	226,162	67	68	863,227	808,660	389,568	361,486

Contract owners’ equity at end of period	$108,837	223,867	61	67	1,156,102	863,227	440,950	389,568

CHANGE IN UNITS**:
Beginning units	10,662	10,866	2	3	29,740	30,978	11,405	11,526
Units purchased	3,936	205	-	-	-	-	-	-
Units surrendered	(9,750)	(409)	-	(1)	(1,116)	(1,238)	(111)	(121)

Ending units	4,848	10,662	2	2	28,624	29,740	11,294	11,405

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	HIBF				MCIF				MSBF				NVAMVX
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$1,122		3,500		50,004		69,827		64		168		48		115
Realized gain (loss) on investments		1,850		(104,843)		(704,523)		16,576		3		(1)		705		159
Change in unrealized gain (loss) on investments		(267)		110,429		690,133		532,179		86		99		(374)		190
Reinvested capital gains		-		-		325,289		355,219		-		-		558		456

Net increase (decrease) in contract owners’ equity resulting from operations		2,705		9,086		360,903		973,801		153		266		937		920

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		6		-		8,109		19,967		-		-		-		-
Transfers between subaccounts, net		(4,093)		(1,026,626)		(3,242,811)		(833,816)		-		-		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(52,369)		(3,447)		(191,703)		(278,645)		(878)		(216)		(2,261)		(530)
Adjustments to maintain reserves		(7)		2		(26)		24		-		-		2		(1)

Net equity transactions		(56,463)		(1,030,071)		(3,426,431)		(1,092,470)		(878)		(216)		(2,259)		(531)

Net change in contract owners’ equity		(53,758)		(1,020,985)		(3,065,528)		(118,669)		(725)		50		(1,322)		389

Contract owners’ equity at beginning of period		69,572		1,090,557		7,417,319		7,535,988		2,754		2,704		6,551		6,162

Contract owners’ equity at end of period		$15,814		69,572		4,351,791		7,417,319		2,029		2,754		5,229		6,551

CHANGE IN UNITS**:
Beginning units		1,911		31,800		70,380		81,073		83		90		331		359
Units purchased		-		41		95		-		-		-		-		-
Units surrendered		(1,500)		(29,930)		(31,864)		(10,693)		(26)		(7)		(109)		(28)

Ending units		411		1,911		38,611		70,380		57		83		222		331

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVBX				NVCCN1				NVCMA1				NVCMC1
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$460,512		191,211		(10)		(12)		(21)		(27)		(3)		(3)
Realized gain (loss) on investments		(254,771)		(285,584)		305		55		1,723		298		92		9
Change in unrealized gain (loss) on investments		256,072		103,393		496		589		1,149		2,667		128		215
Reinvested capital gains		-		-		-		-		359		438		28		4

Net increase (decrease) in contract owners’ equity resulting from operations		461,813		9,020		791		632		3,210		3,376		245		225

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		(8)		928		-		-		-		-		-		-
Transfers between subaccounts, net		482,464		1,107,951		-		-		-		-		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(91,074)		(205,508)		(4,155)		(1,040)		(9,047)		(2,169)		(1,003)		(247)
Adjustments to maintain reserves		(23)		18		2		(1)		(1)		1		1		(1)

Net equity transactions		391,359		903,389		(4,153)		(1,041)		(9,048)		(2,168)		(1,002)		(248)

Net change in contract owners’ equity		853,172		912,409		(3,362)		(409)		(5,838)		1,208		(757)		(23)

Contract owners’ equity at beginning of period		6,960,198		6,047,789		12,483		12,892		26,872		25,664		3,001		3,024

Contract owners’ equity at end of period		$7,813,370		6,960,198		9,121		12,483		21,034		26,872		2,244		3,001

CHANGE IN UNITS**:
Beginning units		620,807		544,708		667		724		637		691		120		131
Units purchased		40,234		94,341		-		-		-		-		-		-
Units surrendered		(7,846)		(18,242)		(218)		(57)		(209)		(54)		(39)		(11)

Ending units		653,195		620,807		449		667		428		637		81		120

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCMD1				NVCRA1				NVIX				NVMLG1
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		-		-		23,458		17,666		1,974		406
Realized gain (loss) on investments		14		(1)		12		3		8,697		24		(2,759)		(1,205)
Change in unrealized gain (loss) on investments		28		48		2		12		124,851		(30,314)		1,185		9,779
Reinvested capital gains		8		7		-		1		-		-		7,014		4,472

Net increase (decrease) in contract owners’ equity resulting from operations		50		54		14		16		157,006		(12,624)		7,414		13,452

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		-		-		-		20,243		-		6		-
Transfers between subaccounts, net		-		-		-		-		(51,340)		554,253		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(175)		(41)		(36)		(9)		(28,608)		(983)		(13,359)		(3,221)
Adjustments to maintain reserves		7		(2)		-		-		1		-		(5)		1

Net equity transactions		(168)		(43)		(36)		(9)		(59,704)		553,270		(13,358)		(3,220)

Net change in contract owners’ equity		(118)		11		(22)		7		97,302		540,646		(5,944)		10,232

Contract owners’ equity at beginning of period		501		490		108		101		540,646		-		63,628		53,396

Contract owners’ equity at end of period		$383		501		86		108		637,948		540,646		57,684		63,628

CHANGE IN UNITS**:
Beginning units		15		17		2		2		36,611		-		849		897
Units purchased		-		-		-		-		1,037		36,675		-		-
Units surrendered		(5)		(2)		(1)		-		(4,547)		(64)		(174)		(48)

Ending units		10		15		1		2		33,101		36,611		675		849

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMMG1				NVOLG1				SAM5				SCF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		(1)		27		47		4,202,315		5,065,235		6,721		200
Realized gain (loss) on investments		(89)		(30)		559		105		-		-		(30,768)		12,753
Change in unrealized gain (loss) on investments		118		142		(35)		708		-		-		42,580		63,978
Reinvested capital gains		5		-		-		-		99		-		53,166		20,004

Net increase (decrease) in contract owners’ equity resulting from operations		34		111		551		860		4,202,414		5,065,235		71,699		96,935

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		-		-		-		585		(1,474)		1,815		774
Transfers between subaccounts, net		-		-		-		-		2,021,445		199,056		(82,554)		(10,402)
Surrenders (notes 2, 3, 4, 5 and 6)		(236)		(53)		(1,499)		(345)		(3,083,140)		(3,488,679)		(16,341)		(26,331)
Adjustments to maintain reserves		6		(1)		-		(1)		(155)		180		(11)		4

Net equity transactions		(230)		(54)		(1,499)		(346)		(1,061,265)		(3,290,917)		(97,091)		(35,955)

Net change in contract owners’ equity		(196)		57		(948)		514		3,141,149		1,774,318		(25,392)		60,980

Contract owners’ equity at beginning of period		677		620		4,457		3,943		108,600,719		106,826,401		859,825		798,845

Contract owners’ equity at end of period		$481		677		3,509		4,457		111,741,868		108,600,719		834,433		859,825

CHANGE IN UNITS**:
Beginning units		18		20		136		148		8,161,125		8,415,612		8,028		8,426
Units purchased		-		-		-		-		196,168		33,840		826		433
Units surrendered		(6)		(2)		(44)		(12)		(272,262)		(288,327)		(1,786)		(831)

Ending units		12		18		92		136		8,085,031		8,161,125		7,068		8,028

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCGF				SCVF				TRF				AMCG
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$-		-		80		65		2,769		3,002		-		-
Realized gain (loss) on investments		1		(8)		(1,212)		(304)		1,600		1,418		(42)		(15)
Change in unrealized gain (loss) on investments		35		100		784		793		20,377		21,884		23		90
Reinvested capital gains		24		-		490		93		26,388		11,253		48		27

Net increase (decrease) in contract owners’ equity resulting from operations		60		92		142		647		51,134		37,557		29		102

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		-		-		-		-		-		-		-
Transfers between subaccounts, net		-		-		-		-		-		-		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(169)		(39)		(3,364)		(849)		(2,207)		(2,017)		(175)		(39)
Adjustments to maintain reserves		-		(1)		-		1		(1)		1		(1)		(1)

Net equity transactions		(169)		(40)		(3,364)		(848)		(2,208)		(2,016)		(176)		(40)

Net change in contract owners’ equity		(109)		52		(3,222)		(201)		48,926		35,541		(147)		62

Contract owners’ equity at beginning of period		502		450		10,273		10,474		313,478		277,937		504		442

Contract owners’ equity at end of period		$393		502		7,051		10,273		362,404		313,478		357		504

CHANGE IN UNITS**:
Beginning units		7		8		102		110		6,208		6,249		7		7
Units purchased		-		-		-		-		-		-		-		-
Units surrendered		(2)		(1)		(34)		(8)		(41)		(41)		(3)		-

Ending units		5		7		68		102		6,167		6,208		4		7

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMSRS				WRMCG				PMVAAA				PMVHYA
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(1,164)		1,306		(203)		(232)		525		1,002		7,475		14,481
Realized gain (loss) on investments		3,236		2,381		(42,443)		(35,123)		(86)		(55)		5,985		(21,617)
Change in unrealized gain (loss) on investments		78,134		174,263		(1,789)		35,035		1,132		(381)		(2,832)		21,716
Reinvested capital gains		70,686		50,362		45,931		6,545		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		150,892		228,312		1,496		6,225		1,571		566		10,628		14,580

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		-		1,045		214		-		-		75		-
Transfers between subaccounts, net		-		-		(33,086)		(28,040)		-		-		(73,443)		27,308
Surrenders (notes 2, 3, 4, 5 and 6)		(7,638)		(6,727)		(2,605)		(6,938)		(5,110)		(1,280)		(13,466)		(204,849)
Adjustments to maintain reserves		1		3		1		-		-		(2)		-		1

Net equity transactions		(7,637)		(6,724)		(34,645)		(34,764)		(5,110)		(1,282)		(86,834)		(177,540)

Net change in contract owners’ equity		143,255		221,588		(33,149)		(28,539)		(3,539)		(716)		(76,206)		(162,960)

Contract owners’ equity at beginning of period		1,112,158		890,570		221,534		250,073		15,207		15,923		156,422		319,382

Contract owners’ equity at end of period		$1,255,413		1,112,158		188,385		221,534		11,668		15,207		80,216		156,422

CHANGE IN UNITS**:
Beginning units		53,177		53,533		6,143		7,080		548		595		11,848		25,832
Units purchased		-		-		617		-		-		-		-		2,243
Units surrendered		(349)		(356)		(1,592)		(937)		(180)		(47)		(6,266)		(16,227)

Ending units		52,828		53,177		5,168		6,143		368		548		5,582		11,848

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVLDA				PMVRRA				PMVTRA				ROCMC
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$25,345		24,990		7,244		7,444		99,077		155,165		(91)		(119)
Realized gain (loss) on investments		(1,647)		(1,428)		(16,160)		(10,860)		(63,487)		(675,598)		7,243		18,780
Change in unrealized gain (loss) on investments		11,144		4,136		26,924		7,981		173,606		586,724		(1,914)		(12,715)
Reinvested capital gains		-		-		-		-		-		-		3,853		7,812

Net increase (decrease) in contract owners’ equity resulting from operations		34,842		27,698		18,008		4,565		209,196		66,291		9,091		13,758

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		35		(5)		31		817		47		116		5
Transfers between subaccounts, net		-		-		(106,885)		31,777		73,373		(263,026)		(39,088)		(4,919)
Surrenders (notes 2, 3, 4, 5 and 6)		(16,403)		(12,926)		(4,848)		(9,710)		(265,957)		(2,573,222)		(60,052)		(1,591)
Adjustments to maintain reserves		-		1		(2)		1		(5)		13		2		1

Net equity transactions		(16,403)		(12,890)		(111,740)		22,099		(191,772)		(2,836,188)		(99,022)		(6,504)

Net change in contract owners’ equity		18,439		14,808		(93,732)		26,664		17,424		(2,769,897)		(89,931)		7,254

Contract owners’ equity at beginning of period		653,444		638,636		313,077		286,413		2,457,845		5,227,742		115,892		108,638

Contract owners’ equity at end of period		$671,883		653,444		219,345		313,077		2,475,269		2,457,845		25,961		115,892

CHANGE IN UNITS**:
Beginning units		38,426		39,216		13,676		12,765		109,324		238,121		1,894		2,017
Units purchased		601		386		-		1,333		3,636		363		36		23
Units surrendered		(1,565)		(1,176)		(4,782)		(422)		(11,763)		(129,160)		(1,556)		(146)

Ending units		37,462		38,426		8,894		13,676		101,197		109,324		374		1,894

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRBCGP				TREI2				TRLT1				TRMCG2
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(316)		(372)		3,298		3,641		300,020		245,330		(354)		(366)
Realized gain (loss) on investments		23,237		97,573		119		159		(848)		(59,538)		(1,765)		438
Change in unrealized gain (loss) on investments		3,620		21,059		4,241		5,489		91,771		94,802		(36,266)		(5,206)
Reinvested capital gains		28,053		11,375		25,590		16,163		-		-		49,718		35,879

Net increase (decrease) in contract owners’ equity resulting from operations		54,594		129,635		33,248		25,452		390,943		280,594		11,333		30,745

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		897		-		-		46		4		102		-		-
Transfers between subaccounts, net		37,219		38,471		-		-		564,056		1,251,482		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(38,860)		(297,595)		(12,816)		(6,996)		(92,124)		(190,346)		(18,291)		(11,709)
Adjustments to maintain reserves		(1)		3		-		1		(13)		19		1		-

Net equity transactions		(745)		(259,121)		(12,816)		(6,949)		471,923		1,061,257		(18,290)		(11,709)

Net change in contract owners’ equity		53,849		(129,486)		20,432		18,503		862,866		1,341,851		(6,957)		19,036

Contract owners’ equity at beginning of period		282,580		412,066		246,868		228,365		6,829,015		5,487,164		367,340		348,304

Contract owners’ equity at end of period		$336,429		282,580		267,300		246,868		7,691,881		6,829,015		360,383		367,340

CHANGE IN UNITS**:
Beginning units		4,613		9,107		4,355		4,488		553,899		466,674		3,204		3,309
Units purchased		583		749		342		219		99,676		102,851		-		-
Units surrendered		(566)		(5,243)		(569)		(352)		(62,816)		(15,626)		(158)		(105)

Ending units		4,630		4,613		4,128		4,355		590,759		553,899		3,046		3,204

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRNAG1				VWEM				VWHA				PIHYB1
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$(4)		-		2,248		5,481		28		39		472		594
Realized gain (loss) on investments		633		150		430		(2,382)		181		44		(25)		(43)
Change in unrealized gain (loss) on investments		(445)		362		90,708		1,260		170		(123)		187		318
Reinvested capital gains		435		553		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		619		1,065		93,386		4,359		379		(40)		634		869

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		-		-		-		-		-		-		-		-
Transfers between subaccounts, net		-		-		-		-		-		-		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(1,731)		(392)		(17,994)		(14,763)		(496)		(128)		(3,521)		(862)
Adjustments to maintain reserves		4		(4)		5		1		(2)		-		(1)		1

Net equity transactions		(1,727)		(396)		(17,989)		(14,762)		(498)		(128)		(3,522)		(861)

Net change in contract owners’ equity		(1,108)		669		75,397		(10,403)		(119)		(168)		(2,888)		8

Contract owners’ equity at beginning of period		5,065		4,396		323,829		334,232		1,427		1,595		10,565		10,557

Contract owners’ equity at end of period		$3,957		5,065		399,226		323,829		1,308		1,427		7,677		10,565

CHANGE IN UNITS**:
Beginning units		45		49		5,845		6,099		28		31		261		283
Units purchased		-		-		-		-		-		-		-		-
Units surrendered		(15)		(4)		(293)		(254)		(9)		(3)		(85)		(22)

Ending units		30		45		5,552		5,845		19		28		176		261

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$
	VRVDRI
	2025		2024
Investment activity*:
Net investment income (loss)		$399		1,133
Realized gain (loss) on investments		(5,123)		(360)
Change in unrealized gain (loss) on investments		5,554		(5,554)
Reinvested capital gains		294		613

Net increase (decrease) in contract owners’ equity resulting from operations		1,124		(4,168)

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		(37)		-
Transfers between subaccounts, net		(4,881)		67,541
Surrenders (notes 2, 3, 4, 5 and 6)		(59,533)		(47)
Adjustments to maintain reserves		-		1

Net equity transactions		(64,451)		67,495

Net change in contract owners’ equity		(63,327)		63,327

Contract owners’ equity at beginning of period		63,327		-

Contract owners’ equity at end of period		$-		63,327

CHANGE IN UNITS**:
Beginning units		4,396		-
Units purchased		-		4,399
Units surrendered		(4,396)		(3)

Ending units		-		4,396

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

**If	zero units are listed, there may be ownership of the subaccount, however it is less than one full unit.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)*

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)*

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)*

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)*

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)*

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)*

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)*

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)*

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)*

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)*

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)*

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)*

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)*

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)*

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT S&P 500 Index Portfolio: Class I (CVSPIP)

Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio (CVSRMC)*

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Equity Portfolio (DAVVL)*

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)*

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)*

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class (FAMP)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2070 Portfolio: Service Class (FF70S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)*

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)*

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares (GVGOPS)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)*

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)*

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)*

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)*

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)*

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Discovery Large Cap Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco V.I. International Growth Fund: Series I (OVIG)*

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)*

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)*

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)*

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)*

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)*

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)*

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)*

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)*

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)*

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)*

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)*

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)*

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)*

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)*

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)*

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)*

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)*

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)*

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I (NNASD1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)*

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)*

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)*

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)*

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)*

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)*

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)*

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)*

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Emerging Markets Series: Service Class (DWVEMS)*

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)*

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)*

Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class (WRGP)*

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)*

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)*

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Service Class (MNVFRS)*

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)*

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)*

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)*

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)*

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)*

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)*

*	At December 31, 2025, policyholders were not invested in this fund.

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. There were no inceptions for the year ended December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date
Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FAMP	Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	5/1/2025
OVGR	Invesco - Invesco V.I. Discovery Large Cap Fund: Series I	Invesco - Invesco V.I. Capital Appreciation Fund: Series I	5/1/2025
OVIG	Invesco V.I. International Growth Fund: Series I	Invesco Oppenheimer V.I. International Growth Fund: Series I	8/22/2025
HIBF	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	5/1/2025
MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	5/1/2025
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	5/1/2025
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	5/1/2025
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	5/1/2025
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	5/1/2025
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	5/1/2025
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	5/1/2025
NVNSR1	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	6/18/2025

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025
TRF	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	9/22/2025
AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025
DWVEMS	Delaware VIP Trust - Nomura VIP Emerging Markets Series: Service Class	Delaware VIP Trust - Macquarie VIP Emerging Markets Series: Service Class	12/1/2025
DWVSVS	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	10/31/2025
WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025
WRGP	Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class	10/31/2025
WRHIP	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	10/31/2025
WRMCG	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	10/31/2025
WRSTP	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	10/31/2025
PIHYB1	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class I	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I	3/31/2025

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate policyholder account balances.

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(g) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.10% - 0.75% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	Up to 9.0% of each premium payment
Cost of Insurance Charges - assessed through a surrender of units	$0.03 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$5 - $10 per policy, per month
Policy Loan Interest Charge - assessed through a surrender of units	Up to 3.75% of an outstanding policy loan
Partial Surrender Fee - assessed through a surrender of units	$0 - $25
Rider Charges - annualized and assessed through a surrender of units
Additional (insurance) Protection Rider Charge	$0.01 - $83.33 per month per $1,000 of additional protection

For the years ended December 31, 2025 and 2024, total front-end sales charge deductions were $4,698 and $120, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3)	Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For corporate flexible premium policies, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

A reduced fee tier rate for corporate flexible premium policies may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5)	Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned subaccount cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $38,464 and $1,743,994, respectively, and total transfers from the Separate Account to the fixed account were $39,746 and $1,162,959, respectively.

(7)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$2,764	$357
ALVIVA	183,228	576,202
SVOF	53	183
AMVGR2	286,350	578,432
AMVI2	113,894	341,448
BRVHYI	46,141	45,295
MLVLC2	251	893
DCAP	173,386	12,180
DSIF	6,846,966	3,920,063
DSRG	490	2,614
DVSCS	780,773	1,764,637
CVSPIP	898,682	436,547
FQB	16	217
FCS	436,688	1,364,169
FEIS	1,921	11,937
FGOS	12,915	13,950
FGS	988,868	221,784
FHIS	295	2,138
FIGBS	118,494	109,060
FMCS	99,868	307,654
FOS	9,181	1,548
FVSS	90	832
FTVSV2	289,079	302,606
TIF2	156	710
GVMCE	3,220	12,685
AVIE	170	985
OVAG	484	2,769
OVGI	53	356
OVGR	117,213	13,471
OVGS	272,506	439,314
JABS	14,145	21,631
JACAS	5,241	4,332
JAGTS	5,936	27,678
JAIGS	299	9,367
LZREMS	37,761	95,587
BNCAI	5,085	519

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

LACCA2	16	46
LACDV2	12,223	8,615
LACI2	9	311
LACMV2	19,802	7,640
LACU2	4,011	3,826
LACV2	6,938	22,045
LJPMVS	99,522	147,714
LOVBD	23,995	15,759
MEGSS	54,186	36,632
MVBRES	354,755	73,185
MVFSC	208,959	356,501
MVIVSC	246,898	558,009
MSEM	825	2,587
MSVMG	2	232
EIF	35	279
GBF	193,925	319,480
GEM	-	23
GIG	53,067	39,716
GVIDM	-	4,426
HIBF	48,616	103,950
MCIF	675,181	3,726,293
MSBF	67	882
NVAMVX	611	2,265
NVBX	2,679,084	1,827,191
NVCCN1	-	4,164
NVCMA1	359	9,068
NVCMC1	28	1,006
NVCMD1	8	175
NVCRA1	-	36
NVIX	52,020	88,267
NVMLG1	9,051	13,414
NVMMG1	5	236
NVOLG1	31	1,502
SAM5	14,124,480	10,983,176
SCF	187,691	224,885
SCGF	24	169
SCVF	578	3,372
TRF	29,494	2,544
AMCG	48	175
AMSRS	70,686	8,802
WRMCG	79,929	68,845
PMVAAA	537	5,122
PMVHYA	17,355	96,714
PMVLDA	26,047	17,105
PMVRRA	110,558	215,053
PMVTRA	225,174	317,864
ROCMC	63,050	158,311
TRBCGP	94,921	67,929
TREI2	29,219	13,147
TRLT1	2,722,003	1,950,048
TRMCG2	49,718	18,645
TRNAG1	435	1,735
VWEM	2,607	18,353
VWHA	29	496
PIHYB1	480	3,529

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

VRVDRI	63,964	127,721

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(8)	Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ALVGIA
2025	0.10%	406	$77.88	$31,586	1.11%	10.36%
2024	0.10%	410	70.56	28,936	1.46%	12.91%
2023	0.10%	415	62.50	25,928	1.51%	11.91%
2022	0.10%	421	55.84	23,510	1.41%	-4.29%
2021	0.10%	426	58.34	24,855	0.83%	28.03%
ALVIVA
2024	0.10%	26,357	11.42	300,972	2.69%	4.96%
2023	0.10%	26,198	10.88	285,019	0.85%	15.03%
2022	0.10%	25,417	9.46	240,383	4.69%	-13.70%
2021	0.20%	24,720	10.79	266,683	2.42%	10.86%
SVOF
2025	0.10%	7	72.66	503	0.05%	6.61%
2024	0.10%	10	68.16	650	0.05%	14.93%
2023	0.10%	10	59.30	607	0.00%	26.37%
2022	0.10%	11	46.93	516	0.00%	-20.89%
2021	0.10%	12	59.31	712	0.01%	24.65%
AMVGR2
2025	0.10%	4,384	91.19	399,785	0.10%	20.11%
2024	0.10%	9,042	75.92	686,463	0.31%	31.49%
2023	0.10%	14,843	57.74	856,952	0.36%	38.34%
2022	0.10%	16,292	41.73	679,927	0.32%	-30.01%
2021	0.10%	16,515	59.63	984,714	0.20%	21.87%
AMVI2
2024	0.10%	12,142	16.02	194,568	1.19%	3.06%
2023	0.10%	12,136	15.55	188,708	1.34%	15.73%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.10%			12,087	13.44			162,403	1.75%	-20.86%
2021	0.20%			10,088	16.80			169,464	2.79%	-1.69%
BRVHYI
2025	0.10%			38,448	17.10			657,408	6.71%	9.08%
2024	0.10%			41,071	15.68			643,822	6.19%	8.16%
MLVLC2
2025	0.10%			29	74.82			2,133	0.33%	19.75%
2024	0.10%			42	62.48			2,649	0.57%	25.15%
2023	0.10%			46	49.93			2,297	0.70%	24.90%
2022	0.10%			50	39.97			1,999	0.77%	-20.25%
2021	0.10%			54	50.12			2,707	1.32%	28.07%
DCAP
2025	0.10%			18,041	67.07			1,209,965	0.37%	9.96%
2024	0.10%			18,217	60.99			1,111,077	0.42%	12.69%
2023	0.10%			18,359	54.12			993,621	0.72%	20.85%
2022	0.10%			18,512	44.78			829,043	0.68%	-18.15%
2021	0.10%			18,662	54.71			1,021,047	0.44%	27.00%
DSIF
2025	0.10%			235,417	78.62			18,508,156	1.07%	17.41%
2024	0.10%			211,291	66.96			14,147,774	1.17%	24.54%
2023	0.10%			290,489	53.77			15,618,571	1.42%	25.80%
2022	0.10%	to	0.25%	329,533	42.74	to	47.99	14,100,391	1.34%	-18.40%	to	-18.52%
2021	0.10%	to	0.25%	360,869	52.38	to	58.90	18,924,377	1.13%	28.28%	to	28.09%
DSRG
2025	0.10%			105	57.12			6,013	0.25%	15.85%
2024	0.10%			157	49.31			7,717	0.53%	24.76%
2023	0.10%			170	39.52			6,712	0.74%	23.70%
2022	0.10%			186	31.95			5,942	0.53%	-22.95%
2021	0.10%			201	41.46			8,334	0.75%	26.87%
DVSCS
2025	0.10%			54,902	67.30			3,694,780	1.43%	5.25%
2024	0.10%			78,485	63.94			5,018,382	0.88%	7.85%
2023	0.10%			56,587	59.29			3,354,846	1.03%	15.27%
2022	0.10%			58,437	51.43			3,005,533	0.93%	-16.73%
2021	0.10%			67,746	61.77			4,184,477	0.69%	26.02%
CVSPIP
2025	0.10%			212,723	42.67			9,076,113	1.13%	17.39%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.10%			223,302	36.35			8,116,347	1.36%	24.51%
2023	0.10%			146,479	29.19			4,276,063	1.38%	25.80%
2022	0.10%			154,705	23.21			3,590,134	1.23%	-18.42%
2021	0.10%			162,814	28.45			4,631,505	1.33%	28.29%
FQB
2025	0.10%			16	28.83			472	3.29%	6.98%
2024	0.10%			24	26.95			657	2.99%	3.78%
2023	0.10%			26	25.97			687	2.67%	6.03%
2022	0.10%			29	24.49			710	2.60%	-9.37%
2021	0.10%			31	27.03			838	2.53%	-1.49%
FCS
2025	0.10%			514	124.98			64,263	0.00%	21.26%
2024	0.10%			8,530	103.07			879,200	0.09%	33.50%
2023	0.10%			8,682	77.21			670,359	0.40%	33.21%
2022	0.10%			9,060	57.96			525,141	0.43%	-26.46%
2021	0.10%	to	0.20%	7,228	78.81	to	77.43	560,701	0.03%	27.58%	to	27.45%
FEIS
2025	0.10%			428	64.69			27,689	1.64%	18.80%
2024	0.10%			636	54.46			34,659	1.67%	15.13%
2023	0.10%			691	47.30			32,668	1.81%	10.42%
2022	0.10%			757	42.83			32,426	1.77%	-5.18%
2021	0.10%			817	45.18			36,909	1.89%	24.70%
FGOS
2025	0.10%			9,124	109.36			997,759	0.00%	21.69%
2024	0.10%			9,262	89.86			832,337	0.00%	38.62%
2023	0.10%			9,352	64.83			606,243	0.00%	45.37%
2022	0.10%			9,452	44.60			421,514	0.00%	-38.27%
2021	0.10%			9,549	72.25			689,893	0.00%	11.72%
FGS
2025	0.10%			83,589	94.51			7,899,828	0.21%	14.66%
2024	0.10%			86,088	82.42			7,095,517	0.00%	30.13%
2023	0.10%			92,455	63.34			5,855,677	0.04%	35.96%
2022	0.10%			95,022	46.58			4,426,525	0.51%	-24.60%
2021	0.10%			95,549	61.78			5,903,162	0.00%	22.96%
FHIS
2025	0.10%			161	29.43			4,732	6.08%	10.21%
2024	0.10%			239	26.70			6,385	5.69%	8.61%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.10%			259	24.58			6,379	5.56%	10.39%
2022	0.10%			284	22.27			6,325	4.93%	-11.65%
2021	0.10%			307	25.21			7,738	5.21%	4.39%
FIGBS
2025	0.10%			26,963	19.65			529,736	3.54%	7.03%
2024	0.10%			27,453	18.36			503,927	10.99%	1.52%
2023	0.10%			6,980	18.08			126,207	2.71%	6.01%
2022	0.10%			5,318	17.05			90,697	1.82%	-13.11%
2021	0.10%			8,185	19.63			160,659	2.41%	-0.82%
FMCS
2025	0.10%			47	66.52			3,105	0.01%	11.55%
2024	0.10%			3,490	59.63			208,102	0.48%	17.24%
2023	0.10%			3,511	50.87			178,594	0.49%	14.89%
2022	0.10%			4,111	44.27			182,010	0.41%	-14.94%
2021	0.10%	to	0.20%	3,401	52.05	to	51.19	174,172	0.63%	25.38%	to	25.25%
FOS
2025	0.10%			2,359	38.30			90,350	1.56%	20.16%
2024	0.10%			2,400	31.88			76,520	1.61%	4.85%
2023	0.10%			2,430	30.40			73,879	0.97%	20.29%
2022	0.10%			2,466	25.28			62,329	0.99%	-24.66%
2021	0.10%			2,502	33.55			83,937	0.45%	19.45%
FVSS
2025	0.10%			26	69.72			1,837	0.90%	7.80%
2024	0.10%			39	64.67			2,534	0.93%	9.16%
2023	0.10%			43	59.25			2,519	1.09%	20.65%
2022	0.10%			47	49.10			2,308	1.01%	-7.29%
2021	0.10%			50	52.96			2,648	1.44%	33.35%
FTVSV2
2025	0.10%			41,613	52.02			2,164,543	1.11%	7.55%
2024	0.10%			46,044	48.37			2,227,000	0.97%	11.59%
2023	0.10%			51,315	43.34			2,224,073	0.52%	12.63%
2022	0.10%			53,602	38.48			2,062,633	0.98%	-10.15%
2021	0.10%	to	0.20%	54,099	42.83	to	42.12	2,315,803	1.03%	25.24%	to	25.12%
TIF2
2025	0.10%			48	37.51			1,796	2.28%	29.07%
2024	0.10%			71	29.07			2,069	2.41%	-1.10%
2023	0.10%			77	29.39			2,270	3.20%	20.64%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.10%	85	24.36	2,071	3.08%	-7.70%
2021	0.10%	91	26.39	2,402	1.85%	4.05%
GVMCE
2025	0.10%	318	87.40	27,792	1.13%	9.28%
2024	0.10%	473	79.98	37,816	1.00%	12.29%
2023	0.10%	513	71.23	36,546	1.00%	11.31%
2022	0.10%	562	63.99	35,964	0.68%	-10.08%
2021	0.10%	607	71.16	43,196	0.48%	30.82%
AVIE
2025	0.10%	53	42.36	2,242	1.37%	16.38%
2024	0.10%	79	36.40	2,864	1.73%	0.52%
2023	0.10%	85	36.21	3,092	0.19%	18.03%
2022	0.10%	94	30.68	2,884	1.70%	-18.39%
2021	0.10%	101	37.59	3,797	1.27%	5.78%
OVAG
2025	0.10%	95	60.22	5,733	0.00%	4.68%
2024	0.10%	142	57.52	8,143	0.00%	24.11%
2023	0.10%	154	46.35	7,120	0.00%	13.04%
2022	0.10%	168	41.00	6,889	0.00%	-31.05%
2021	0.10%	182	59.47	10,824	0.00%	18.98%
OVGI
2025	0.10%	12	70.57	815	0.52%	15.81%
2024	0.10%	17	60.94	1,046	0.00%	23.52%
2023	0.10%	19	49.33	919	0.84%	23.09%
2022	0.10%	20	40.08	802	1.47%	-20.21%
2021	0.10%	22	50.23	1,105	0.71%	27.44%
OVGR
2025	0.10%	12,091	84.95	1,027,212	0.00%	12.68%
2024	0.10%	12,252	75.39	923,728	0.00%	34.03%
2023	0.10%	16,459	56.25	925,867	0.00%	35.24%
2022	0.10%	16,694	41.59	694,369	0.00%	-30.85%
2021	0.10%	13,108	60.15	788,468	0.00%	22.45%
OVGS
2025	0.10%	7,468	64.71	483,228	0.00%	15.21%
2024	0.10%	12,044	56.17	676,474	0.00%	15.95%
2023	0.10%	12,289	48.44	595,323	0.22%	34.60%
2022	0.10%	15,141	35.99	544,917	0.00%	-31.83%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.10%			14,152	52.80			747,169	0.00%	15.37%
JABS
2025	0.10%			4,539	69.20			314,144	1.71%	14.71%
2024	0.10%			4,883	60.33			294,572	1.76%	15.03%
2023	0.10%			5,005	52.45			262,496	1.80%	15.02%
2022	0.10%			5,154	45.60			235,014	0.97%	-16.70%
2021	0.10%			5,293	54.74			289,741	0.67%	16.79%
JACAS
2025	0.10%			483	87.51			42,261	0.26%	17.74%
2024	0.10%			539	74.32			40,064	0.01%	28.01%
2023	0.10%			557	58.06			32,341	0.13%	39.51%
2022	0.10%			579	41.61			24,095	0.05%	-33.79%
2021	0.10%			599	62.86			37,651	0.00%	22.48%
JAGTS
2025	0.10%			1,069	64.46			68,879	0.00%	24.72%
2024	0.10%			1,589	51.69			82,126	0.00%	31.62%
2023	0.10%			1,724	39.27			67,708	0.00%	54.12%
2022	0.10%			1,890	25.48			48,155	0.00%	-37.19%
2021	0.10%			2,039	40.56			82,707	0.11%	17.63%
JAIGS
2025	0.10%			734	32.10			23,565	1.29%	28.45%
2024	0.10%			1,092	24.99			27,280	0.12%	5.47%
2023	0.10%			44,643	23.69			1,057,618	1.43%	10.47%
2022	0.10%	to	0.25%	45,105	21.44	to	20.72	965,137	1.67%	-8.93%	to	-9.06%
2021	0.10%	to	0.25%	47,983	23.55	to	22.78	1,127,569	1.04%	13.17%	to	13.00%
LZREMS
2024	0.10%			3,290	14.60			48,050	3.45%	7.33%
2023	0.10%			2,997	13.61			40,784	4.73%	22.15%
2022	0.10%			3,197	11.14			35,615	3.35%	-15.20%
2021	0.20%			2,670	12.98			34,669	2.18%	5.26%
BNCAI
2025	0.10%			500	81.27			40,667	0.00%	-10.17%
2024	0.10%			506	90.46			45,768	0.23%	5.34%
2023	0.10%			512	85.88			43,959	0.00%	17.69%
2022	0.10%			519	72.97			37,873	0.00%	-25.90%
2021	0.10%			526	98.48			51,802	0.00%	18.60%
LACCA2

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.10%	8	12.30	95	0.00%	6.61%
2024	0.10%	12	11.54	133	0.00%	15.41%		*****
LACDV2
2025	0.10%	63,258	12.22	773,093	1.74%	14.74%
2024	0.10%	63,979	10.65	681,436	0.96%	6.51%		*****
LACI2
2025	0.10%	66	11.61	768	1.15%	15.87%
2024	0.10%	96	10.02	959	0.64%	0.16%	*	****
LACMV2
2025	0.10%	17,200	11.62	199,942	1.92%	8.89%
2024	0.10%	17,870	10.68	190,776	2.09%	6.76%	*	****
LACU2
2025	0.10%	3,768	13.45	50,685	0.00%	12.73%
2024	0.10%	4,081	11.93	48,704	0.00%	19.34%	*	****
LACV2
2025	0.10%	5,953	12.35	73,513	1.57%	15.90%
2024	0.10%	7,902	10.65	84,197	1.19%	6.55%	*	****
LJPMVS
2025	0.10%	15,584	13.28	207,012	1.08%	4.61%
2024	0.10%	21,465	12.70	272,575	0.91%	14.17%
2023	0.10%	39,816	11.12	442,846	1.94%	11.22%	*	****
LOVBD
2025	0.10%	26,445	15.61	412,868	5.96%	8.22%
2024	0.10%	27,475	14.43	396,371	5.62%	6.61%
2023	0.10%	28,619	13.53	387,272	5.15%	6.45%
2022	0.10%	30,057	12.71	382,094	4.41%	-12.89%
2021	0.10%	31,468	14.59	459,218	3.01%	3.17%
MEGSS
2025	0.10%	8,597	15.51	133,378	0.00%	11.79%
2024	0.10%	8,947	13.88	124,157	0.00%	31.02%
MV2RIS
2023	0.10%	10,311	14.66	151,105	0.80%	12.72%
2022	0.10%	10,518	13.00	136,754	2.06%	-17.88%
2021	0.10%	6,355	15.83	100,621	0.68%	11.16%
MVBRES
2025	0.10%	51,239	39.36	2,016,599	0.77%	15.70%
2024	0.10%	53,234	34.02	1,810,804	0.79%	25.05%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.10%			55,451	27.20			1,508,344	1.08%	28.07%
2022	0.10%			58,236	21.24			1,236,853	0.86%	-16.29%
2021	0.10%			60,970	25.37			1,546,868	0.91%	29.05%
MVFSC
2025	0.10%			16,367	38.35			627,631	1.17%	12.65%
2024	0.10%			22,251	34.04			757,450	1.55%	11.24%
2023	0.10%			34,078	30.60			1,042,796	1.42%	7.53%
2022	0.10%			33,702	28.46			959,109	1.15%	-6.24%
2021	0.10%			42,354	30.35			1,285,503	1.10%	25.03%
MVIVSC
2025	0.10%			9,793	55.54			543,876	0.95%	32.83%
2024	0.10%			17,384	41.81			726,835	1.09%	6.86%
2023	0.10%			16,181	39.13			633,131	0.48%	17.25%
2022	0.10%			17,379	33.37			579,944	0.49%	-23.83%
2021	0.10%			17,498	43.81			766,580	0.10%	10.17%
MSEM
2025	0.10%			91	65.19			5,914	13.95%	15.21%
2024	0.10%			135	56.58			7,633	10.22%	11.12%
2023	0.10%			146	50.92			7,454	8.57%	11.73%
2022	0.10%			160	45.58			7,293	7.51%	-18.82%
2021	0.10%			173	56.14			9,713	5.10%	-2.12%
MSVMG
2025	0.10%			8	62.24			477	0.41%	12.47%
2024	0.10%			11	55.34			630	0.00%	41.69%
2023	0.10%			12	39.06			483	0.00%	44.20%
2022	0.10%			14	27.09			379	0.00%	-63.00%
2021	0.10%			15	73.20			1,098	0.00%	-11.15%
EIF
2025	0.10%			12	53.19			652	1.51%	21.31%
2024	0.10%			18	43.85			799	1.72%	9.75%
2023	0.10%			20	39.95			790	1.84%	11.87%
2022	0.10%			22	35.71			786	1.45%	-4.09%
2021	0.10%			23	37.23			856	1.28%	20.17%
GBF
2025	0.10%	to	0.25%	4,848	22.42	to	22.67	108,837	2.48%	6.89%	to	6.73%
2024	0.10%	to	0.25%	10,662	20.98	to	21.24	223,867	3.36%	0.93%	to	0.77%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.10%	to	0.25%	10,866	20.78	to	21.08	226,162	2.84%	4.60%	to	4.44%
2022	0.10%	to	0.25%	8,542	19.87	to	20.18	170,319	1.88%	-12.64%	to	-12.77%
2021	0.10%	to	0.25%	25,494	22.74	to	23.13	517,045	1.87%	-2.18%	to	-2.33%
GEM
2025	0.10%			2	38.68			61	0.63%	36.01%
2024	0.10%			2	28.44			67	1.31%	6.18%
2023	0.10%			3	26.79			68	1.68%	4.06%
2022	0.10%			3	25.74			77	0.90%	-24.82%
2021	0.10%			3	34.24			103	3.96%	-7.37%
GIG
2025	0.10%			28,624	40.39			1,156,102	1.00%	39.15%
2024	0.10%			29,740	29.03			863,227	2.53%	11.19%
2023	0.10%			30,978	26.10			808,660	2.80%	21.58%
2022	0.10%			32,534	21.47			698,529	3.74%	-14.21%
2021	0.10%			34,061	25.03			852,432	2.55%	12.55%
GVIDM
2025	0.10%			11,294	39.04			440,950	0.00%	14.31%
2024	0.10%			11,405	34.16			389,568	0.00%	8.91%
2023	0.10%			11,526	31.36			361,486	0.00%	14.61%
2022	0.10%			11,674	27.37			319,466	0.00%	-16.64%
2021	0.10%			11,820	32.83			388,013	0.19%	10.20%
HIBF
2025	0.10%			411	38.43			15,814	2.46%	5.55%
2024	0.10%			1,911	36.41			69,572	1.16%	6.17%
2023	0.10%			31,800	34.29			1,090,557	6.20%	13.01%
2022	0.10%	to	0.25%	31,855	30.35	to	30.50	966,948	5.38%	-12.02%	to	-12.15%
2021	0.10%	to	0.25%	33,536	34.49	to	34.72	1,156,953	4.82%	4.86%	to	4.70%
MCIF
2025	0.10%			38,611	112.71			4,351,791	0.93%	6.94%
2024	0.10%			70,380	105.39			7,417,319	1.02%	13.38%
2023	0.10%			81,073	92.95			7,535,988	1.23%	15.94%
2022	0.10%			85,128	80.17			6,824,922	1.14%	-13.48%
2021	0.10%			101,008	92.67			9,360,177	1.06%	24.13%
MSBF
2025	0.10%			57	35.77			2,029	3.15%	7.45%
2024	0.10%			83	33.29			2,754	6.26%	10.23%
2023	0.10%			90	30.20			2,704	5.51%	8.59%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.10%	98	27.81	2,726	3.59%	-2.39%
2021	0.10%	105	28.50	2,992	5.47%	5.13%
NVAMVX
2025	0.10%	222	23.52	5,229	1.03%	18.69%
2024	0.10%	331	19.81	6,551	1.88%	15.37%
2023	0.10%	359	17.17	6,162	1.87%	8.89%
2022	0.10%	393	15.77	6,198	1.32%	-1.12%
2021	0.10%	424	15.95	6,762	1.36%	34.57%
NVBX
2025	0.10%	653,195	11.96	7,813,370	6.58%	6.69%
2024	0.10%	620,807	11.21	6,960,198	3.07%	0.98%
2023	0.10%	544,708	11.10	6,047,789	2.55%	5.09%
2022	0.10%	624,162	10.57	6,594,506	2.41%	-13.47%
2021	0.10%	634,951	12.21	7,753,139	2.27%	-2.18%
NVCCN1
2025	0.10%	449	20.33	9,121	0.00%	8.65%
2024	0.10%	667	18.71	12,483	0.00%	5.08%
2023	0.10%	724	17.80	12,892	0.00%	8.80%
2022	0.10%	794	16.36	12,992	0.00%	-12.06%
2021	0.10%	856	18.61	15,927	0.21%	4.38%
NVCMA1
2025	0.10%	428	49.09	21,034	0.00%	16.40%
2024	0.10%	637	42.17	26,872	0.00%	13.62%
2023	0.10%	691	37.12	25,664	0.00%	17.95%
2022	0.10%	758	31.47	23,854	0.00%	-15.10%
2021	0.10%	818	37.07	30,319	0.24%	18.00%
NVCMC1
2025	0.10%	81	27.71	2,244	0.00%	11.20%
2024	0.10%	120	24.91	3,001	0.00%	7.68%
2023	0.10%	131	23.14	3,024	0.00%	11.76%
2022	0.10%	143	20.70	2,960	0.00%	-13.14%
2021	0.10%	155	23.83	3,694	0.25%	9.12%
NVCMD1
2025	0.10%	10	37.32	383	0.00%	13.48%
2024	0.10%	15	32.89	501	0.00%	11.07%
2023	0.10%	17	29.61	490	0.00%	14.84%
2022	0.10%	18	25.78	464	0.00%	-14.17%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.10%			20	30.04			601	0.27%	13.52%
NVCRA1
2025	0.10%			1	57.71			86	0.00%	18.43%
2024	0.10%			2	48.73			108	0.00%	15.33%
2023	0.10%			2	42.25			101	0.00%	19.62%
2022	0.10%			3	35.32			106	0.00%	-15.32%
2021	0.10%			3	41.71			125	0.19%	20.07%
NVIX
2025	0.10%			33,101	19.27			637,948	4.04%	30.51%
2024	0.10%			36,611	14.77			540,646	6.37%	3.01%
NVMLG1
2025	0.10%			675	85.48			57,684	3.66%	14.09%
2024	0.10%			849	74.93			63,628	0.79%	25.94%
2023	0.10%			897	59.50			53,396	5.27%	35.22%
2022	0.10%			956	44.00			42,064	5.17%	-12.58%
2021	0.10%			1,010	50.33			50,833	0.00%	40.31%
NVMMG1
2025	0.10%			12	39.75			481	0.00%	5.81%
2024	0.10%			18	37.57			677	0.00%	18.38%
2023	0.10%			20	31.74			620	0.00%	20.46%
2022	0.10%			21	26.35			553	0.00%	-37.67%
2021	0.10%			23	42.27			972	0.12%	-4.80%
NVOLG1
2025	0.10%			92	38.26			3,509	0.89%	17.07%
2024	0.10%			136	32.68			4,457	1.20%	22.68%
2023	0.10%			148	26.64			3,943	1.42%	23.76%
2022	0.10%			162	21.53			3,487	0.86%	-22.18%
2021	0.10%			175	27.66			4,841	0.49%	30.11%
SAM5
2025	0.10%	to	0.25%	8,085,031	13.82	to	13.35	111,741,868	3.89%	3.86%	to	3.70%
2024	0.10%	to	0.25%	8,161,125	13.31	to	12.87	108,600,719	4.83%	4.83%	to	4.67%
2023	0.10%	to	0.25%	8,415,612	12.69	to	12.30	106,826,401	4.70%	4.69%	to	4.54%
2022	0.10%	to	0.25%	8,377,164	12.13	to	11.76	101,566,603	1.32%	1.23%	to	1.08%
2021	0.10%	to	0.25%	8,327,142	11.98	to	11.64	99,730,008	0.00%	-0.10%	to	-0.25%
SCF
2025	0.10%			7,068	118.06			834,433	0.94%	10.24%
2024	0.10%			8,028	107.10			859,825	0.13%	12.97%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.10%	8,426	94.80	798,845	0.48%	13.87%
2022	0.10%	9,598	83.25	799,060	0.45%	-18.85%
2021	0.10%	9,940	102.59	1,019,732	0.00%	30.71%
SCGF
2025	0.10%	5	81.17	393	0.00%	16.24%
2024	0.10%	7	69.83	502	0.00%	21.09%
2023	0.10%	8	57.67	450	0.00%	17.35%
2022	0.10%	9	49.14	442	0.00%	-30.43%
2021	0.10%	9	70.64	636	0.00%	10.20%
SCVF
2025	0.10%	68	103.28	7,051	1.21%	2.07%
2024	0.10%	102	101.19	10,273	0.73%	6.43%
2023	0.10%	110	95.08	10,474	0.42%	17.33%
2022	0.10%	121	81.04	9,805	0.33%	-13.00%
2021	0.10%	130	93.15	12,109	0.00%	31.91%
TRF
2025	0.10%	6,167	58.77	362,404	0.92%	16.37%
2024	0.10%	6,208	50.50	313,478	1.09%	13.54%
2023	0.10%	6,249	44.48	277,937	1.38%	8.17%
2022	0.10%	6,292	41.12	258,711	1.19%	-8.54%
2021	0.10%	6,334	44.95	284,741	0.79%	21.76%
AMCG
2025	0.10%	4	79.89	357	0.00%	5.34%
2024	0.10%	7	75.83	504	0.00%	23.90%
2023	0.10%	7	61.21	442	0.00%	18.03%
2022	0.10%	8	51.86	415	0.00%	-28.80%
2021	0.10%	9	72.84	656	0.00%	12.88%
AMSRS
2025	0.10%	52,828	23.76	1,255,413	0.00%	13.63%
2024	0.10%	53,177	20.91	1,112,158	0.23%	25.72%
2023	0.10%	53,533	16.64	890,570	0.35%	26.77%
2022	0.10%	53,899	13.12	707,305	0.44%	-18.53%
2021	0.10%	54,260	16.11	874,028	0.38%	23.35%
WRMCG
2025	0.10%	5,168	36.45	188,385	0.00%	1.08%
2024	0.10%	6,143	36.06	221,534	0.00%	2.10%
2023	0.10%	7,080	35.32	250,073	0.00%	19.50%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	0.10%			7,578	29.56			223,987	0.00%	-30.86%
2021	0.10%			8,239	42.75			352,231	0.00%	16.24%
PMVAAA
2025	0.10%			368	31.66			11,668	4.55%	14.09%
2024	0.10%			548	27.75			15,207	6.51%	3.64%
2023	0.10%			595	26.78			15,923	2.97%	8.03%
2022	0.10%			652	24.79			16,161	7.72%	-11.93%
2021	0.10%			703	28.14			19,786	11.09%	16.12%
PMVHYA
2025	0.10%			5,582	14.37			80,216	6.31%	8.84%
2024	0.10%			11,848	13.20			156,422	5.78%	6.78%
2023	0.10%			25,832	12.36			319,382	5.69%	12.13%
2022	0.10%			24,811	11.03			273,590	5.06%	-10.38%
2021	0.10%			23,849	12.30			293,447	4.46%	3.54%
PMVLDA
2025	0.10%	to	0.25%	37,462	17.95	to	17.33	671,883	3.94%	5.41%	to	5.26%
2024	0.10%	to	0.25%	38,426	17.03	to	16.47	653,444	3.99%	4.39%	to	4.24%
2023	0.10%	to	0.25%	39,216	16.31	to	15.80	638,636	3.61%	4.87%	to	4.72%
2022	0.10%	to	0.25%	40,050	15.56	to	15.09	621,248	1.67%	-5.85%	to	-5.99%
2021	0.10%	to	0.25%	40,862	16.52	to	16.05	672,215	0.52%	-1.03%	to	-1.17%
PMVRRA
2025	0.10%			8,894	24.66			219,345	3.32%	7.73%
2024	0.10%			13,676	22.89			313,077	2.57%	2.03%
2023	0.10%			12,765	22.44			286,413	3.03%	3.59%
2022	0.10%			13,756	21.66			297,957	6.91%	-11.98%
2021	0.10%			16,288	24.61			400,807	4.87%	5.44%
PMVTRA
2025	0.10%	to	0.25%	101,197	24.47	to	23.63	2,475,269	4.10%	8.78%	to	8.62%
2024	0.10%	to	0.25%	109,324	22.49	to	21.75	2,457,845	4.03%	2.43%	to	2.27%
2023	0.10%	to	0.25%	238,121	21.96	to	21.27	5,227,742	3.57%	5.83%	to	5.68%
2022	0.10%	to	0.25%	243,858	20.75	to	20.13	5,057,734	2.61%	-14.39%	to	-14.52%
2021	0.10%	to	0.25%	248,126	24.24	to	23.54	6,009,919	1.83%	-1.36%	to	-1.51%
ROCMC
2025	0.10%	to	0.25%	374	69.75	to	67.35	25,961	0.00%	13.78%	to	13.61%
2024	0.10%	to	0.25%	1,894	61.31	to	59.29	115,892	0.00%	13.56%	to	13.38%
2023	0.10%	to	0.25%	2,017	53.99	to	52.29	108,638	0.00%	18.66%	to	18.49%
2022	0.10%	to	0.25%	1,967	45.50	to	44.13	89,177	0.00%	-22.51%	to	-22.63%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.10%	to	0.25%	2,097	58.71	to	57.04	120,657	0.00%	29.85%	to	29.65%
TRBCGP
2025	0.10%			4,630	72.66			336,429	0.00%	18.62%
2024	0.10%			4,613	61.26			282,580	0.00%	35.38%
2023	0.10%			9,107	45.25			412,066	0.00%	49.14%
2022	0.10%			9,033	30.34			274,062	0.00%	-38.56%
2021	0.10%			10,076	49.38			497,597	0.00%	17.50%
TREI2
2025	0.10%	to	0.25%	4,128	65.10	to	62.86	267,300	1.44%	13.96%	to	13.79%
2024	0.10%	to	0.25%	4,355	57.13	to	55.24	246,868	1.63%	11.27%	to	11.10%
2023	0.10%	to	0.25%	4,488	51.34	to	49.73	228,365	1.89%	9.20%	to	9.04%
2022	0.10%	to	0.25%	4,655	47.01	to	45.60	215,810	1.66%	-3.68%	to	-3.83%
2021	0.10%	to	0.25%	4,828	48.81	to	47.42	230,806	1.38%	25.09%	to	24.90%
TRLT1
2025	0.10%			590,759	13.02			7,691,881	4.29%	5.61%
2024	0.10%			553,899	12.33			6,829,015	4.21%	4.86%
2023	0.10%			466,674	11.76			5,487,164	3.33%	4.84%
2022	0.10%			461,664	11.22			5,177,646	1.95%	-4.62%
2021	0.10%			428,858	11.76			5,042,728	1.30%	0.04%
TRMCG2
2025	0.10%			3,046	118.32			360,383	0.00%	3.19%
2024	0.10%			3,204	114.67			367,340	0.00%	8.93%
2023	0.10%			3,309	105.27			348,304	0.00%	19.51%
2022	0.10%			3,439	88.08			302,913	0.00%	-22.83%
2021	0.10%			3,566	114.14			407,010	0.00%	14.45%
TRNAG1
2025	0.10%			30	130.99			3,957	0.00%	16.19%
2024	0.10%			45	112.74			5,065	0.07%	25.03%
2023	0.10%			49	90.17			4,396	0.25%	28.84%
2022	0.10%			53	69.99			3,709	0.00%	-21.59%
2021	0.10%			58	89.26			5,177	0.00%	20.68%
VWEM
2025	0.10%			5,552	71.91			399,226	0.73%	29.79%
2024	0.10%			5,845	55.41			323,829	1.68%	1.11%
2023	0.10%			6,099	54.80			334,232	3.58%	9.66%
2022	0.10%			6,418	49.97			320,709	0.28%	-24.45%
2021	0.10%			6,729	66.14			445,066	0.92%	-11.96%

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

VWHA
2025	0.10%	19	68.60	1,308	2.44%	36.34%
2024	0.10%	28	50.31	1,427	2.58%	-2.93%
2023	0.10%	31	51.83	1,595	2.80%	-3.68%
2022	0.10%	34	53.81	1,830	1.65%	8.29%
2021	0.10%	36	49.69	1,789	0.43%	18.80%
PIHYB1
2025	0.10%	176	43.74	7,677	6.03%	8.06%
2024	0.10%	261	40.48	10,565	5.75%	8.59%
2023	0.10%	283	37.27	10,557	5.58%	11.23%
2022	0.10%	310	33.51	10,388	5.09%	-11.29%
2021	0.10%	335	37.77	12,654	5.13%	5.60%
VRVDRI
2024	0.10%	4,396	14.41	63,327	21.74%	11.04%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2025 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life and Annuity Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2026

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	2024

Admitted assets
Invested assets
Bonds	$44,564	$39,396
Stocks	118	48
Mortgage loans, net of allowance	10,188	9,874
Policy loans	548	412
Derivative assets	1,091	1,098
Cash, cash equivalents and short-term investments	3,408	2,339
Securities lending collateral assets	293	162
Other invested assets	1,772	1,404

Total invested assets	$61,982	$54,733
Accrued investment income	530	463
Deferred federal income tax assets, net	228	192
Corporate-owned life insurance	1,805	1,729
Other assets	480	365
Separate account assets	12,403	8,374

Total admitted assets	$77,428	$65,856

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$55,183	$49,112
Asset valuation reserve	935	778
Funds held under coinsurance	2,285	1,944
Current federal income taxes payable	6	47
Securities lending payable	293	161
Payable for securities	2,417	1,912
Other liabilities	447	253
Accrued transfers from separate accounts	(289)	(222)
Separate account liabilities	12,403	8,374

Total liabilities	$73,680	$62,359

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$3	$3
Special surplus funds	57	32
Additional paid-in capital	5,559	5,159
Unassigned deficit	(1,871)	(1,697)

Total capital and surplus	$3,748	$3,497

Total liabilities, capital and surplus	$77,428	$65,856

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2025	2024	2023

Revenues
Premiums and annuity considerations	$12,970	$12,365	$9,571
Net investment income	2,362	2,077	1,451
Reserve adjustment on reinsurance ceded	57	(138)	(150)
Other revenues	770	714	129

Total revenues	$16,159	$15,018	$11,001

Benefits and expenses
Benefits to policyholders and beneficiaries	$6,558	$5,311	$2,992
Increase in reserves for future policy benefits and claims	4,574	5,477	5,294
Net transfers from separate accounts	3,186	2,461	1,443
Commissions	1,298	1,181	1,002
Other expenses	704	644	553

Total benefits and expenses	$16,320	$15,074	$11,284

Loss before federal income tax (benefit) expense and net realized capital losses on investments	$(161)	$(56)	$(283)
Federal income tax (benefit) expense	(23)	(9)	219

Loss before net realized capital losses on investments	$(138)	$(47)	$(502)

Net realized capital losses on investments, net of federal income tax expense (benefit) of $1, $1 and $(3) in 2025, 2024 and 2023, respectively, and excluding $(31), $(6) and $(18) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(15)	(16)	(28)

Net loss	$(153)	$(63)	$(530)

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2022	$3	$-	$4,759	$(1,519)	$3,243

Net loss	-	-	-	(530)	(530)
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	195	195
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	33	-	(196)	(163)
Change in liability for reinsurance in unauthorized companies	-	-	-	86	86
Change in net unrealized capital gains and losses, net of tax benefit of $9	-	-	-	(3)	(3)
Other, net[1]	-	-	-	501	501

Balance as of December 31, 2023	$3	$33	$4,759	$(1,563)	$3,232

Capital contributions from Nationwide Life Insurance Company	-	-	400	-	400
Net loss	-	-	-	(63)	(63)
Change in asset valuation reserve	-	-	-	(116)	(116)
Change in deferred income taxes	-	-	-	19	19
Change in nonadmitted assets	-	-	-	40	40
Change in net unrealized capital gains and losses, net of tax expense of $5	-	-	-	16	16
Other, net	-	(1)	-	(30)	(31)

Balance as of December 31, 2024	$3	$32	$5,159	$(1,697)	$3,497

Capital contributions from Nationwide Life Insurance Company	-	-	400	-	400
Net loss	-	-	-	(153)	(153)
Change in asset valuation reserve	-	-	-	(157)	(157)
Change in deferred income taxes	-	-	-	48	48
Change in nonadmitted assets	-	-	-	17	17
Change in reserve on account of change in valuation basis	-	-	-	106	106
Change in net unrealized capital gains and losses, net of tax expense of $20	-	-	-	21	21
Other, net	-	25	-	(56)	(31)

Balance as of December 31, 2025	$3	$57	$5,559	$(1,871)	$3,748

[1]

Includes the net impact on surplus related to the October 1, 2023 recapture of the intercompany life insurance reinsurance agreements with Olentangy Reinsurance, LLC and the implementation of the October 1, 2023 intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC as discussed in Note 10.

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,

(in millions)	2025	2024	2023

Cash flows from operating activities:
Premiums collected, net of reinsurance	$12,341	$11,521	$9,627
Net investment income	2,300	2,032	1,385
Other revenue	1,015	902	1,579
Policy benefits and claims paid	(6,426)	(5,386)	(3,142)

Commissions, operating expenses and taxes, other than federal income tax paid	(1,984)	(1,850)	(1,548)
Net transfers to separate accounts	(3,077)	(1,176)	(1,498)
Policyholders’ dividends paid	(2)	(1)	-
Federal income taxes paid	(19)	(158)	(30)

Net cash provided by operating activities	$4,148	$5,884	$6,373

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$5,107	$3,135	$1,198
Stocks	1	-	11
Mortgage loans	1,319	746	705
Other invested assets and other	675	1,029	546

Total Investment proceeds	$7,102	$4,910	$2,460
Cost of investments acquired:
Bonds	$(9,912)	$(7,757)	$(5,195)
Stocks	(70)	-	(1)
Mortgage loans	(1,473)	(1,570)	(1,455)
Derivatives	(230)	(59)	(250)
Other invested assets and other	(496)	(265)	(383)

Total investments acquired	$(12,181)	$(9,651)	$(7,284)
Net increase in policy loans	(136)	(111)	(85)

Net cash used in investing activities	$(5,215)	$(4,852)	$(4,909)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Life Insurance Company	$400	$400	$-
Net change in deposits on deposit-type contract funds and other insurance liabilities	1,569	-	(11)
Purchase of corporate-owned life insurance	-	(650)	(500)
Other cash provided (used)	167	(71)	(581)

Net cash provided by (used in) financing activities and miscellaneous sources	$2,136	$(321)	$(1,092)

Net increase in cash, cash equivalents and short-term investments	$1,069	$711	$372
Cash, cash equivalents and short-term investments at beginning of year	2,339	1,628	1,256

Cash, cash equivalents and short-term investments at end of year	$3,408	$2,339	$1,628

Supplemental disclosure of non-cash activities:
Assets transferred in connection with pension risk transfer transactions	$1,115	$1,369	$-
Exchange of bond investment to bond investment	$644	$247	$373

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer (“PRT”) contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance (“COLI”) on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, independent marketing organizations and life insurance specialists. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

The Company’s wholly-owned, nonadmitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a dormant Vermont domiciled special purpose financial insurance company.

The Company’s wholly-owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), is an Ohio limited liability company that offers a securities-backed consumer lending product. A revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

The Company has elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to the Company’s recapture of the reinsurance agreements.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net loss between the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) and prescribed practice is shown below:

		State of domicile	December 31,
(in millions)	SSAP #		2025	2024	2023
Net Loss
Statutory Net Loss		OH	$(153)	$(63)	$(530)
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	158	189	201
Reserves for indexed annuities	51	OH	(232)	(359)	(161)
Tax impact	101	OH	16	36	(8)

NAIC SAP			$(211)	$(197)	$(498)

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed practice is shown below:

		State of domicile	As of December 31,
(in millions)	SSAP #		2025	2024
Surplus
Statutory Capital and Surplus		OH	$3,748	$3,497
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	1,371	898
Reserves for indexed annuities	51	OH	(842)	(610)
Tax impact	101	OH	(111)	(60)

NAIC SAP			$4,166	$3,725

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of tax credit investments;

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The aggregate reserves for individual accident and health policies consist of disabled life reserves and unearned premium reserves. The disabled life reserves are calculated using the 1952 Accidental Death Benefits table at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of unearned premium reserves and claim reserves. The claim reserves are comprised of amounts to be paid on incurred but unreported claims plus benefits payable on disabled life claims. Disabled life claims for group long-term disability policies are based on the 1987 Commissioner’s Group Disability table, primarily discounted at 3.5%, 4.0% and 4.5% interest. Future policy benefits on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current, and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private debt funds, tax credit funds, real estate funds and partnerships, limited liability companies and joint ventures. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Corporate-Owned Life Insurance

The following table summarizes COLI, which is held at cash surrender value, as of the dates indicated:

	December 31,

(in millions)	2025	2024
Corporate-owned life insurance:
Variable life insurance[1]	$1,805	$1,729
Total corporate-owned life insurance	$1,805	$1,729

[1]

The investments underlying the variable life insurance policies are 48% other invested assets, 33% cash and short-term investments and 19% bonds as of December 31, 2025. The investments underlying the variable life insurance policies are 63% cash and short-term investments, 22% other invested assets and 15% bonds as of December 31, 2024.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective January 1, 2025, the Company changed its reserve valuation basis for PRT group annuities due to changes to Valuation Manual 22 - Requirements for Principle-Based Reserves for Non-Variable Annuities Requirements for Principle-Based Reserves for Non-Variable Annuities (“VM-22”). The amendment to VM-22 allows companies, with domiciliary commissioner approval, to determine statutory maximum valuation interest rates for non-jumbo contracts (initial premium less than $250 million) as if they were jumbo contracts. In December 2024, the Company received approval from the Department to use jumbo valuation interest rates for all PRT group annuity contracts issued after January 1, 2020. As a result of this change, the Company recorded a $106 million increase to statutory capital and surplus.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $38 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. The admitted disallowed IMR in the separate accounts was immaterial as of December 31, 2025 and 2024. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $57 million and $32 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through April 8, 2026, the date the statutory financial statements were issued.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account non- guaranteed	Total	% of Total
December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$33,611	$-	$33,611	89%

At book value less current surrender charge of 5% or more	1,374	-	1,374	4%

At fair value	-	267	267	1%
Total with market value adjustment or at fair value	$34,985	$267	$35,252	94%

At book value without adjustment (minimal or no charge or adjustment)	2,152	-	2,152	6%

Not subject to discretionary withdrawal	35	1	36	0%
Total, gross	$37,172	$268	$37,440	100%

Less: Reinsurance ceded	(2,910)	-	(2,910)
Total, net	$34,262	$268	$34,530
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$332	$-	$332

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$31,657	$-	$31,657	90%

At book value less current surrender charge of 5% or more	924	-	924	3%

At fair value	-	273	273	1%

Total with market value adjustment or at fair value	$32,581	$273	$32,854	94%

At book value without adjustment (minimal or no charge or adjustment)	2,243	-	2,243	6%

Not subject to discretionary withdrawal	34	-	34	0%

Total, gross	$34,858	$273	$35,131	100%

Less: Reinsurance ceded	(2,327)	-	(2,327)

Total, net	$32,531	$273	$32,804
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$174	$-	$174

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2025

Subject to discretionary withdrawal:

At fair value	$-	$-	$58	$58	1%
Total with market value adjustment or at fair value	$-	$-	$58	$58	1%

At book value without adjustment (minimal or no charge or adjustment)	8	-	-	8	0%

Not subject to discretionary withdrawal	946	8,187	-	9,133	99%
Total, gross	$954	$8,187	$58	$9,199	100%
Total, net	$954	$8,187	$58	$9,199

December 31, 2024

Subject to discretionary withdrawal:

At fair value	$-	$-	$59	$59	1%

Total with market value adjustment or at fair value	$-	$-	$59	$59	1%

At book value without adjustment (minimal or no charge or adjustment)	9	-	-	9	0%

Not subject to discretionary withdrawal	764	4,988	-	5,752	99%

Total, gross	$773	$4,988	$59	$5,820	100%

Total, net	$773	$4,988	$59	$5,820

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Total	% of Total
December 31, 2025

Subject to discretionary withdrawal:

At fair value	$5	$5	0%
Total with market value adjustment or at fair value	$5	$5	0%

At book value without adjustment (minimal or no charge or adjustment)	58	58	3%

Not subject to discretionary withdrawal	2,110	2,110	97%
Total, gross	$2,173	$2,173	100%
Total, net	$2,173	$2,173

December 31, 2024

Subject to discretionary withdrawal:

At fair value	$6	$6	1%

Total with market value adjustment or at fair value	$6	$6	1%

At book value without adjustment (minimal or no charge or adjustment)	34	34	6%

Not subject to discretionary withdrawal	565	565	93%

Total, gross	$605	$605	100%

Total, net	$605	$605

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$35,207	$33,296

Supplemental contracts with life contingencies, net	9	8

Deposit-type contracts	2,173	605

Subtotal	$37,389	$33,909

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$8,513	$5,320

Subtotal	$8,513	$5,320

Total annuity actuarial reserves and deposit fund liabilities, net	$45,902	$39,229

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed

(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$17	$18	$-	$-	$-

Universal life	330	327	356	-	-	-

Universal life with secondary guarantees	3,084	2,995	9,359	-	-	-

Indexed universal life with secondary guarantees	9,195	7,759	8,262	-	-	-

Other permanent cash value life insurance	-	264	369	-	-	-

Variable life	380	354	715	3,634	3,356	3,356

Subtotal	$12,989	$11,716	$19,079	$3,634	$3,356	$3,356

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	1,219	-	-	-

Disability - active lives	-	-	82	-	-	-

Disability - disabled lives	-	-	66	-	-	-

Miscellaneous reserves	-	-	207	-	-	-

Total, gross	$12,989	$11,716	$20,653	$3,634	$3,356	$3,356

Less: Reinsurance ceded	(361)	(335)	(2,895)	-	-	-

Total, net	$12,628	$11,381	$17,758	$3,634	$3,356	$3,356

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed

(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$17	$18	$-	$-	$-

Universal life	338	334	359	-	-	-

Universal life with secondary guarantees	2,899	2,656	8,253	-	-	-

Indexed universal life with secondary guarantees	7,596	6,262	6,801	-	-	-

Other permanent cash value life insurance	-	212	318	-	-	-

Variable life	333	309	645	2,860	2,654	2,654

Subtotal	$11,166	$9,790	$16,394	$2,860	$2,654	$2,654

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	1,332	-	-	-

Disability - active lives	-	-	74	-	-	-

Disability - disabled lives	-	-	62	-	-	-

Miscellaneous reserves	-	-	217	-	-	-

Total, gross	$11,166	$9,790	$18,079	$2,860	$2,654	$2,654

Less: Reinsurance ceded	(386)	(352)	(2,924)	-	-	-

Total, net	$10,780	$9,438	$15,155	$2,860	$2,654	$2,654

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:	$17,485	$14,893

Life insurance, net

Disability - active lives, net	81	73

Disability - disabled lives, net	65	61

Miscellaneous reserves, net	127	128

Subtotal	$17,758	$15,155

Separate accounts annual statement:

Life insurance	$3,356	$2,654

Subtotal	$3,356	$2,654

Total life insurance actuarial reserves, net	$21,114	$17,809

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		December 31, 2024

(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)

Product / Transaction:

Pension risk transfer group annuities	$8,443	$-	$5,181	$-

Life insurance	3,635	-	2,861	-

Individual annuities	325	-	332	-

Total	$12,403	$-	$8,374	$-

Amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account have been immaterial for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2025

Premiums, considerations or deposits	$3,406	$504	$3,910

Reserves

For accounts with assets at:

Fair value	$-	$3,682	$3,682

Amortized cost	8,187	-	8,187

Total reserves[1]	$8,187	$3,682	$11,869

By withdrawal characteristics:

At fair value	$-	$3,681	$3,681

Subtotal	$-	$3,681	$3,681

Not subject to discretionary withdrawal	8,187	1	8,188

Total reserves[1]	$8,187	$3,682	$11,869

1

The total reserves balance does not equal the liabilities related to separate accounts of $12.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $534 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2024

Premiums, considerations or deposits	$2,484	$375	$2,859

Reserves

For accounts with assets at:	$-	$2,986	$2,986

Fair value

Amortized cost	4,988	-	4,988

Total reserves[1]	$4,988	$2,986	$7,974

By withdrawal characteristics:

At fair value	$-	$2,986	$2,986

Subtotal	$-	$2,986	$2,986

Not subject to discretionary withdrawal	4,988	-	4,988

Total reserves[1]	$4,988	$2,986	$7,974

1

The total reserves balance does not equal the liabilities related to separate accounts of $8.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $400 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,

(in millions)	2025	2024	2023

Net transfers as reported in the statutory statements of operations of the separate accounts:

Transfers to separate accounts	$3,910	$2,859	$1,671

Transfers from separate accounts	(741)	(405)	(237)

Net transfers to separate accounts	$3,169	$2,454	$1,434

Reconciling adjustments:

Exchange accounts offsetting in the general account	16	7	9

Other miscellaneous adjustments not included in the general account balance	1	-	-

Net transfers as reported in the statutory statements of operations	$3,186	$2,461	$1,443

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value

December 31, 2025

Bonds:

Issuer credit obligations:

U.S. government obligations	$2	$-	$-	$2

Non-U.S. sovereign jurisdiction securities	1,078	22	35	1,065

Municipal bonds – general obligations (direct and guaranteed)	370	4	19	355

Municipal bonds – special revenue	2,326	19	194	2,151

Project finance bonds issued by operating entities (unaffiliated)	1,947	33	95	1,885

Corporate bonds (unaffiliated)	31,080	329	1,717	29,692

Single entity backed obligations (unaffiliated)	668	9	23	654

Bank loans – issued (unaffiliated)	347	1	13	335

Other issuer credit obligations (unaffiliated)	657	9	22	644

Total issuer credit obligations	$38,475	$426	$2,118	$36,783

Asset backed-securities:

Financial – self-liquidating agency residential mortgage-backed securities – guaranteed	$38	$1	$-	$39

Agency residential mortgage-backed securities – not/partially guaranteed	228	2	2	228

Non-agency residential mortgage-backed securities (unaffiliated)	853	5	15	843

Non-agency commercial mortgage-backed securities (unaffiliated)	840	3	17	826

Non-agency – CLOs/CBOs/CDOs (unaffiliated)	2,968	9	4	2,973

Other financial – self-liquidating (unaffiliated)	402	4	-	406

Financial – not self-liquidating equity backed securities (unaffiliated)	403	1	1	403

Other financial – not self-liquidating (unaffiliated)	166	-	9	157

Other non-financial – full analysis (unaffiliated)	191	1	-	192

Total asset-backed securities	$6,089	$26	$48	$6,067

Total bonds	$44,564	$452	$2,166	$42,850

Common stocks unaffiliated	$115	$-	$-	$115

Preferred stocks unaffiliated	3	-	-	3

Total unaffiliated stocks	$118	$-	$-	$118

Total bonds and unaffiliated stocks	$44,682	$452	$2,166	$42,968

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value

December 31, 2024

Bonds:

U.S. Government	$1	$-	$-	$1

States, territories and possessions	612	2	54	560

Political subdivisions	204	-	26	178

Special revenues	1,809	6	183	1,632

Industrial and miscellaneous	31,904	136	2,582	29,458

Asset-backed securities	4,866	22	91	4,797

Total bonds	$39,396	$166	$2,936	$36,626

Common stocks unaffiliated	$45	$-	$-	$45

Preferred stocks unaffiliated	3	-	-	3

Total unaffiliated stocks	$48	$-	$-	$48

Total bonds and unaffiliated stocks	$39,444	$166	$2,936	$36,674

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value

Bonds:

Due in one year or less	$1,938	$1,933

Due after one year through five years	11,459	11,373

Due after five years through ten years	9,707	9,571

Due after ten years through twenty years	10,107	9,657

Due after twenty years	11,353	10,316

Total bonds	$44,564	$42,850

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total

(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

December 31, 2025

Bonds:

Issuer credit obligations	$2,648	$73	$18,735	$2,078	$21,383	$2,151

Asset-backed securities	947	2	1,003	46	1,950	48

Total bonds	$3,595	$75	$19,738	$2,124	$23,333	$2,199

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities that have been identified as having other-than-temporary impairments.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company had no mortgage loans with an allowance for credit losses.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,996	$129	$4,125	$4,125	$-	$4,125
Industrial	3,089	105	3,194	3,194	-	3,194
Office	664	310	974	955	19	974
Retail	1,588	-	1,588	1,588	-	1,588
Other	277	26	303	303	-	303
Total[1]	$9,614	$570	$10,184	$10,165	$19	$10,184
Weighted average DSC ratio	2.12	1.70	2.09	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	63%	152%	63%

December 31, 2024
Apartment	$3,834	$56	$3,890	$3,871	$19	$3,890
Industrial	2,630	80	2,710	2,710	-	2,710
Office	930	155	1,085	1,084	1	1,085
Retail	1,772	32	1,804	1,804	-	1,804
Other	299	40	339	339	-	339
Total[1]	$9,465	$363	$9,828	$9,808	$20	$9,828
Weighted average DSC ratio	2.21	1.54	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	61%	70%	61%

1	Excludes $4 million and $46 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23.0% and 24.0%, respectively, in a geographic region in the U.S., no more than 41.0% and 40.0%, respectively, in a property type and no more than 2.0% and 1.0%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 6.2% and 5.2%, respectively, and for those originated or acquired during 2024 were 6.5% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 90.0% and 89.0%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $546 million and $210 million as of December 31, 2025 and 2024, respectively. The Company held $293 million and $161 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets was $293 million and $162 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $299 million and $165 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $266 million and $54 million in non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, 2024	2023
Bonds	$1,901	$1,695	$1,397
Mortgage loans	443	399	345
Policy loans	20	9	13
Derivative instruments[1]	(36)	(55)	(356)
Other	98	88	102
Gross investment income	$2,426	$2,136	$1,501
Investment expenses	(64)	(59)	(50)
Net investment income	$2,362	$2,077	$1,451

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $530 million and $463 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital (losses) gains on sales and maturities	$(44)	$(2)	$(18)
Net realized derivative gains (losses)	1	-	-
Other-than-temporary impairments and other	(2)	(19)	(31)
Total net realized capital losses	$(45)	$(21)	$(49)
Tax (expense) benefit on net losses	(1)	(1)	3
Net realized capital losses, net of tax	$(46)	$(22)	$(46)
Less: Net realized losses transferred to the IMR	(31)	(6)	(18)
Net realized capital losses, net of tax and transfers to the IMR	$(15)	$(16)	$(28)

For the year ended December 31, 2025, the gross realized gains and gross realized losses on sales of bonds were $10 million and $39 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $7 million and $22 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $5 million and $24 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $380 million and $482 million as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there was $361 million and $320 million of outstanding commitments to purchase bonds, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$293	$161
Federal Home Loan Bank capital stock	115	45
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	3,687	2,420
Pledged as collateral not captured in other categories	189	151
Assets held under modified coinsurance reinsurance agreements	1,042	935
Assets held under funds withheld reinsurance agreements	2,285	1,944
Other restricted assets	5	5
Total restricted assets	$7,616	$5,661

1	Excludes $266 million and $54 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

	$		$		$		$		$

(in millions)	Notional amount		Net carrying value		Fair value asset		Fair value liability		Average fair value
December 31, 2025
Options		$55,155		$1,007		$2,368		$-		$-
Cross currency swaps		3,027		(49)		142		(102)		-
Total return swaps		247		-		-		-		-
Futures		397		-		-		-		-
Interest rate swaps		667		-		-		-		-
Forwards		207		-		-		-		-
Total derivatives[1]		$59,700		$958		$2,510		$(102)		$-

December 31, 2024
Options		$52,961		$903		$1,825		$-		$-
Cross currency swaps		2,497		189		212		(9)		1
Total return swaps		470		-		-		-		-
Futures		218		-		-		-		-
Total derivatives[1]		$56,146		$1,092		$2,037		$(9)		$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $2.3 billion and $1.9 billion of cash collateral and held $311 million and $225 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $66 million and $9 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $12 million and $7 million as of December 31, 2025 and 2024, respectively.

During 2025, 2024, and 2023, the Company recorded unrealized gains (losses) of $(238) million, $101 million, and $(52) million, respectively, related to its cross-currency swap derivative program, which were recognized in capital and surplus. Realized gains and losses on derivative instruments were immaterial for all periods presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

	$		$		$		$		$
(in millions)	Level 1		Level 2		Level 3		Net Asset Value (NAV)		Total
Assets
Bonds:
Issuer credit obligations		$-		$-		$1		$-		$1
Asset-backed securities		-		1		-		-		1
Total bonds		$-		$1		$1		-		$2
Preferred stocks unaffiliated		-		-		3		-		3
Common Stocks unaffiliated		-		115		-		-		115
Separate account assets		3,960		-		-		-		3,960
Assets at fair value		$3,960		$116		$4		$-		$4,080

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2025:

	$		$		$
(in millions)	Bonds		Preferred stocks unaffiliated		Total
Balance as of December 31, 2024		$-		$3		$3
Transfers into level 3		3		-		3
Net gains (losses):						-
In net income		(1)		-		(1)
In surplus		(1)		-		(1)
Balance as of December 31, 2025		$1		$3		$4

Transfers into and out of Level 3 during the period ended December 31, 2025 are due to changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

	$		$		$		$
(in millions)	Level 1		Level 2		Level 3		Total
Assets
Bonds		$-		$5		$-		$5
Preferred stocks unaffiliated		-		-		3		3
Common stocks unaffiliated		-		45		-		45
Separate account assets		3,193		-		-		3,193
Assets at fair value		$3,193		$50		$3		$3,246

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2024:

	$		$		$
(in millions)	Bonds		Preferred stocks unaffiliated		Total
Balance as of December 31, 2023		$-		$4		$-
Net gains (losses):						-
In surplus		$-		(1)		-
Balance as of December 31, 2024		$-		$3		$-

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$2	$27,720	$9,059	$-	$36,781	$38,473
Asset-backed securities	-	5,149	918	-	6,067	6,089
Total bonds	$2	$32,869	$9,977	$-	$42,848	$44,562
Mortgage loans, net of allowance	-	-	9,356	-	9,356	10,188
Policy loans	-	-	548	-	548	548
Derivative assets	-	142	2,368	-	2,510	1,091
Cash, cash equivalents and short-term investments	60	3,256	92	-	3,408	3,408
Securities lending collateral assets	293	-	-	-	293	293
Other invested assets	-	134	4	31	169	165
Separate account assets	279	4,075	3,987	3	8,344	8,443
Total assets	$634	$40,476	$26,332	$34	$67,476	$68,698
Liabilities:
Investment contracts	$-	$-	$2,103	$-	$2,103	$2,092
Derivative liabilities	-	102	-	-	102	133
Total liabilities	$-	$102	$2,103	$-	$2,205	$2,225

December 31, 2024
Assets:
Bonds	$1	$28,704	$7,916	$-	$36,621	$39,391
Mortgage loans, net of allowance	-	-	8,653	-	8,653	9,874
Policy loans	-	-	412	-	412	412
Derivative assets	-	212	1,825	-	2,037	1,098
Cash, cash equivalents and short-term investments	(5)	2,344	-	-	2,339	2,339
Securities lending collateral assets	162	-	-	-	162	162
Separate account assets	580	2,815	1,603	-	4,998	5,181
Total assets	$738	$34,075	$20,409	$-	$55,222	$58,457
Liabilities:
Investment contracts	$-	$-	$504	$-	$504	$556
Derivative liabilities	-	9	-	-	9	6
Total liabilities	$-	$9	$504	$-	$513	$562

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2025
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$645	$3	$648
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$645	$3	$648
Less: Deferred tax assets nonadmitted	319	-	319
Net admitted deferred tax assets	$326	$3	$329
Less: Deferred tax liabilities	68	33	101
Net admitted deferred tax assets	$258	$(30)	$228

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$578	$14	$592
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$578	$14	$592
Less: Deferred tax assets nonadmitted	327	-	327
Net admitted deferred tax assets	$251	$14	$265
Less: Deferred tax liabilities	46	27	73
Net admitted deferred tax assets	$205	$(13)	$192

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$648	$592	$56
Total deferred tax liabilities	(101)	(73)	(28)
Net deferred tax assets	$547	$519	$28
Less: Tax effect of unrealized gains and losses			(20)
Change in deferred income tax			$48

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	$		$		$
	December 31, 2025
(in millions)	Ordinary		Capital		Total
Adjusted gross deferred tax assets expected to be realized[1]		$226		$2		$228

Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		100		1		101
Admitted deferred tax assets		$326		$3		$329

	$		$		$
	December 31, 2024
(in millions)	Ordinary		Capital		Total
Adjusted gross deferred tax assets expected to be realized[1]		$184		$8		$192

Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		67		6		73
Admitted deferred tax assets		$251		$14		$265

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $528 million and $496 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $3.5 billion and $3.3 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 633% and 640% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2025
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	5.30%	0.00%	5.30%
Net admitted adjusted gross deferred tax assets	11.83%	0.00%	11.83%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2025 and 2024.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2025	2024	Change
Deferred tax assets

Ordinary:
Future policy benefits and claims	$189	$178	$11
Investments	83	43	40
Deferred acquisition costs	347	296	51
Tax credit carry-forward	-	32	(32)
Other	26	29	(3)
Subtotal	$645	$578	$67
Nonadmitted	$(319)	$(327)	$8
Admitted ordinary deferred tax assets	$326	$251	$75
Capital:
Investments	$3	$14	$(11)
Subtotal	$3	$14	$(11)
Admitted capital deferred tax assets	$3	$14	$(11)
Admitted deferred tax assets	$329	$265	$64

Deferred tax liabilities
Ordinary:
Investments	$(29)	$(16)	$(13)
Future policy benefits and claims	(22)	(13)	(9)
Other	(17)	(17)	-
Subtotal	$(68)	$(46)	$(22)
Capital:
Investments	$(33)	$(27)	$(6)
Subtotal	$(33)	$(27)	$(6)
Deferred tax liabilities	$(101)	$(73)	$(28)
Net deferred tax assets	$228	$192	$36

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2025 and 2024.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to loss before tax as follows, for the years ended:

	December 31,
(in millions)	2025	2024	2023
Current income tax (benefit) expense	$(22)	$(8)	$216
Change in deferred income tax (without tax on unrealized gains and losses)	(48)	(19)	(195)
Total income tax (benefit) expense reported	$(70)	$(27)	$21

Loss before income and capital gains taxes	$(175)	$(71)	$(314)
Federal statutory tax rate	21%	21%	21%
Expected income tax benefit at statutory tax rate	$(37)	$(15)	$(66)
(Decrease) increase in actual tax reported resulting from:
Change in cash surrender value of corporate-owned life insurance	(17)	(10)	(7)
Tax adjustment for interest maintenance reserve	(7)	(1)	(4)
Initial ceding commission and expense allowance	(7)	(6)	104
Other	(2)	5	(6)
Total income tax (benefit) expense reported	$(70)	$(27)	$21

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company	Scottsdale Indemnity Company
Nationwide Affinity Insurance Company of America	Scottsdale Insurance Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Surplus Lines Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Company
Nationwide Assurance Company	Titan Insurance Services, Inc.
Nationwide Cash Management Company	Veterinary Pet Insurance Company
Nationwide Corporation	Victoria Fire & Casualty Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company
Nationwide Financial General Agency, Inc.	VPI Services, Inc.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(9)	FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $94 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $553 million as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Borrowings are not subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $1.7 billion and $554 million for the years ended December 31, 2025 and 2024, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Bonds and mortgage loans with a carrying value of $3.7 billion (4.8% of total admitted assets) and fair value of $3.5 billion (4.5% of total admitted assets) as of December 31, 2025 and carrying value of $2.4 billion (3.7% of total admitted assets) and fair value of $2.2 billion (3.4% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $3.8 billion and fair value of $3.6 billion for the year ended December 31, 2025, and a carrying value of $2.4 billion and fair value of $2.3 billion for the year ended December 31, 2024.

(10)	Reinsurance

Prior to the October 1, 2023 recapture, the Company had an intercompany reinsurance agreement with Olentangy whereby the Company ceded a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies were ceded to a reinsurance pool that included Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members had joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL would exit the Reinsurance Pool and Olentangy would become solely liable. The Company had recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which was being amortized into operations in future periods as earnings emerge from the business reinsured. Upon recapture, the remaining unamortized balance of $142 million was fully amortized into operations. Amounts ceded to Olentangy under the reinsurance agreement prior to recapture during 2023 included premiums of $44 million, benefits and claims of $51 million and net investment earnings on funds withheld assets of $38 million. The recapture settlement included payment from Olentangy of $1.2 billion, equal to the funds withheld balance as of October 1, 2023 in accordance with the reinsurance agreement, which was recorded as a reduction to the inception-to-date ceded premiums of $1.9 billion and commissions and expense allowances on reinsurance ceded of $700 million.

Effective October 1, 2023, the Company entered into an intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC (“Eagle”) whereby certain universal life insurance and term life insurance policies are ceded on a coinsurance with funds withheld basis. Eagle, an affiliated wholly-owned subsidiary of NLIC, is an Ohio domiciled special purpose financial captive insurance company. Eagle paid the Company $853 million as settlement of the initial reinsurance transaction on October 1, 2023. The Company recognized $179 million of this settlement in the statutory statements of operations as commissions and expense allowances on reinsurance ceded, equal to the amount of current federal income tax, with the remaining $674 million included in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2025, 2024 and 2023 included premiums of $70 million, $83 million and $2.3 billion, respectively, benefits and claims of $102 million, $105 million and $30 million, respectively and net investment earnings on funds withheld assets of $62 million, $63 million and $15 million, respectively. In order for the Company to record a reinsurance reserve credit of $2.3 billion for the ceded block, the Company is holding assets in funds withheld for the benefit of Eagle with a carrying value of $1.4 billion and a fair value of $1.3 billion as of December 31, 2025, 2024 and 2023. Eagle was granted a permitted practice from the Department to record an excess of loss reinsurance recoverable from an unaffiliated reinsurer of $895 million and $861 million as of December 31, 2025 and 2024, respectively, as an admitted asset qualifying as other security under Actuarial Guideline 48 for the benefit of the Company. Amounts payable to Eagle related to the reinsurance agreement were $46 million and $5 million as of December 31, 2025 and 2024, respectively.

The Company has entered into a 100% coinsurance agreement with funds withheld with Eagle to cede guaranteed lifetime withdrawal benefit (“GLWB”) rider obligations provided under certain fixed annuity and fixed indexed annuity contracts issued and to be issued by NLAIC. While the GLWB contract riders are ceded by NLAIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLAIC. Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law which values the assumed GLWB risks from NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the NAIC SAP pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The Company has recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2025, 2024 and 2023 included premiums of $309 million, $226 million and $158 million, respectively, and net investment earnings on funds withheld assets of $31 million, $17 million and $10 million, respectively. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets was $874 million and $499 million, respectively, which equals the amount of Eagle’s assumed GLWB rider reserve obligations calculated using the alternative reserving basis. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded was $2.9 billion and $2.3 billion, respectively. Amounts receivable from Eagle related to the reinsurance agreement was $12 million as of December 31, 2025. Amounts payable to Eagle related to the reinsurance agreement was $21 million as of December 31, 2024.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts ceded to NLIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of December 31, 2025 and 2024, respectively. Amounts recoverable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums ceded under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $429 million and $457 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(11)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2025 and 2024, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $41 million and $61 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $185 million, $201 million, and $160 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $2.4 billion and $1.9 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company an immaterial amount for the distribution and servicing of these funds.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Amounts on deposit with NCMC for the benefit of the Company were $2.1 billion and $1.7 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.6 billion and $1.5 billion, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2023, the Company received a total distribution from Olentangy of $80 million, comprised of a return of contributed surplus of $67 million and a dividend of $13 million.

During 2025 and 2024 the Company received capital contributions of $400 million from NLIC. During 2026, the Company received additional capital contributions of $100 million from NLIC as of the subsequent event date.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement do not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988, are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2025 and 2024 were immaterial.

During 2025 and 2024, the Company paid capital contributions of $7 million and $6 million, respectively, to NWSBL. During 2026, the Company paid an additional capital contribution of $7 million to NWSBL as of the subsequent event date. The entire investment in NWSBL was nonadmitted as of December 31, 2025 and 2024.

The Company and Nationwide Trust Company, FSB (“NTC”) have entered into an unsecured promissory note whereby NTC can borrow up to $180 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2024, NTC had an outstanding borrowing of $90 million. Upon maturity on March 20, 2025, the outstanding balance was repaid and a $180 million replacement unsecured promissory note and revolving line of credit agreement was entered into with a draw amount of $90 million at an interest rate of 1-month SOFR plus 0.91% and a maturity date of March 19, 2026. As of December 31, 2025, NTC had an outstanding balance of $80 million. Upon maturity on March 19, 2026, the outstanding balance was repaid and a $180 million replacement unsecured promissory note and revolving line of credit agreement was entered into with a draw amount of $80 million at an interest rate of 1-month SOFR plus 0.91% and a maturity date of March 18, 2027. The outstanding balance on this note is $80 million as of the subsequent event date.

As of December 31, 2025, the Company and NLIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion with the Company being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2024, the Company had a $550 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $550 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding borrowing of $550 million from the Company. On March 31, 2026, NWSBL and the co-lenders entered into a $3.0 billion second replacement unsecured promissory note and revolving line of credit agreement that supersedes the previous $2.5 billion replacement unsecured promissory note and revolving line of credit agreement. The $3.0 billion agreement has an interest rate of 1-month SOFR plus 0.91%, a maturity date of December 9, 2026 and the outstanding balance remains $1.1 billion with the Company as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $38 million as of December 31, 2025 and 2024. NW REI (NLAIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLIC. The impact of this transaction was immaterial to net income and capital and surplus.

(12)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(13)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NLIC for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $3.7 billion and statutory net loss for 2025 was $153 million. Due to the Company’s unassigned deficit as of December 31, 2025, any dividend paid by the Company in 2025 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions) Column A	Column B	Column C	Column D

Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2

Obligations of states and political subdivisions	2,331	2,190	2,331

Foreign governments	877	864	877

Public utilities	5,724	5,462	5,739

All other corporate, mortgage-backed and asset-backed securities	35,592	34,332	35,615

Total fixed maturities	$44,526	$42,850	$44,564

Equity securities:

Common Stocks:

Industrial, miscellaneous and all other	$115	$115	$115

Nonredeemable preferred stocks	2	3	3

Total equity securities	$117	$118	$118

Mortgage loans	$10,188		$10,188

Cash, cash equivalents and short-term investments	3,408		3,408

Policy loans	548		548

Other long-term investments[1]	3,118		3,117

Total invested assets	$61,905		$61,943

1

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $39 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2025, 2024 and 2023 and for each of the years then ended:

(in millions) Column A	Column B	Column C	Column D	Column E	Column F

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

2025

Life insurance in force	$324,209	$(97,581)	$-	$226,628	0.0%

Life insurance premiums	$3,967	$(275)	$-	$3,692	0.0%

2024

Life insurance in force	$294,948	$(96,950)	$-	$197,998	0.0%

Life insurance premiums	$3,312	$(265)	$-	$3,047	0.0%

2023

Life insurance in force	$267,086	$(94,561)	$-	$172,525	0.0%

Life insurance premiums	$2,879	$(623)	$-	$2,256	0.0%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.